 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3221

Fidelity Charles Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Global Balanced Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® Global Balanced Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United States of America*	50.8%
Japan	12.1%
United Kingdom	5.6%
Canada	4.4%
Germany	3.7%
Netherlands	3.2%
Spain	3.2%
Italy	2.6%
Sweden	2.1%
Other	12.3%

 * Includes Short-Term Investments and Net Other Assets (Liabilities)

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United States of America*	45.4%
Japan	15.1%
United Kingdom	7.7%
France	4.9%
Germany	3.2%
Italy	3.2%
Spain	2.9%
Sweden	2.8%
Netherlands	2.4%
Other	12.4%

 * Includes Short-Term Investments and Net Other Assets (Liabilities)

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	58.8(a)	58.8
Bonds	31.9	32.7
Convertible Securities	0.0	0.3
Other Investments	4.0	1.8
Short-Term Investments and Net Other Assets (Liabilities)	5.3	6.4

 (a) Includes investment in Fidelity Commodity Strategy Central Fund - 1.1%

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class A (United States of America)	1.8	1.9
Adobe Systems, Inc. (United States of America)	1.8	1.8
Kansas City Southern (United States of America)	1.2	0.0
AutoZone, Inc. (United States of America)	1.1	0.8
Bristol-Myers Squibb Co. (United States of America)	1.1	0.4
	7.0

Top Five Bond Issuers as of April 30, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	7.6	6.1
U.S. Treasury Obligations	4.3	3.9
Spanish Kingdom	2.8	2.4
Dutch Government	2.1	0.6
Buoni del Tesoro Poliennali	1.4	2.7
	18.2

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.0	16.6
Information Technology	11.5	13.2
Industrials	9.2	7.0
Consumer Discretionary	8.3	10.2
Health Care	8.0	8.8
Consumer Staples	5.5	3.8
Energy	3.4	3.1
Materials	2.5	2.9
Telecommunication Services	1.4	1.2
Utilities	0.5	0.9

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016

Showing Percentage of Net Assets

Common Stocks - 56.8%
		Shares	Value
Australia - 1.5%
AMP Ltd.		93,286	$417,068
Ardent Leisure Group unit		138,410	228,371
Australia & New Zealand Banking Group Ltd.		19,440	356,334
BHP Billiton Ltd.		24,215	378,165
BlueScope Steel Ltd.		67,320	331,178
Cimic Group Ltd.		13,250	360,571
Coca-Cola Amatil Ltd.		44,858	293,327
Commonwealth Bank of Australia		20,641	1,159,658
Computershare Ltd.		41,348	317,848
Corporate Travel Managemnt Ltd.		17,596	190,786
CSL Ltd.		5,415	433,057
Iluka Resources Ltd.		76,056	371,842
John Fairfax Holdings Ltd.		439,766	265,829
Lendlease Group unit		36,338	350,896
Macquarie Group Ltd.		9,747	470,607
Myer Holdings Ltd.		174,048	136,969
QBE Insurance Group Ltd.		49,873	422,818
Sims Metal Management Ltd.		55,389	399,250
Suncorp Group Ltd.		36,903	350,740
Sydney Airport unit		101,193	523,976

TOTAL AUSTRALIA			7,759,290

Austria - 0.2%
Andritz AG		14,700	823,265
Bailiwick of Jersey - 0.8%
Randgold Resources Ltd.		902	90,099
Shire PLC		36,000	2,246,472
Wizz Air Holdings PLC (a)		7,000	192,287
Wolseley PLC		14,030	785,849
WPP PLC		32,900	768,629

TOTAL BAILIWICK OF JERSEY			4,083,336

Bermuda - 0.4%
China Resource Gas Group Ltd.		38,000	107,534
DVN Holdings Ltd. (a)		886,000	135,414
Shangri-La Asia Ltd.		116,000	141,711
Vostok Emerging Finance Ltd. (depository receipt) (a)		3,274,986	440,447
Vostok New Ventures Ltd. SDR (a)		219,261	1,247,779

TOTAL BERMUDA			2,072,885

Canada - 3.8%
Agnico Eagle Mines Ltd. (Canada)		3,670	173,482
Agrium, Inc.		1,840	158,556
AGT Food & Ingredients, Inc.		1,100	35,559
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		4,790	209,971
Allied Properties (REIT)		3,340	94,101
ARC Resources Ltd.		6,520	110,009
AutoCanada, Inc.		1,750	28,634
Avigilon Corp. (a)		1,860	23,897
Bank of Nova Scotia		4,880	255,921
Canadian Energy Services & Technology Corp.		16,850	51,435
Canadian National Railway Co.		10,010	616,380
Canadian Natural Resources Ltd.		6,370	191,298
Cara Operations Ltd.		1,200	31,045
CCL Industries, Inc. Class B		530	97,049
Cenovus Energy, Inc.		172,640	2,736,757
CGI Group, Inc. Class A (sub. vtg.) (a)		3,460	158,067
Constellation Software, Inc.		300	117,241
Continental Gold, Inc. (a)		10,030	22,143
Corus Entertainment, Inc. Class B (non-vtg.)		5,400	53,841
DHX Media Ltd.		6,710	40,911
Enbridge, Inc.		9,220	382,997
Fairfax Financial Holdings Ltd. (sub. vtg.)		280	150,076
Franco-Nevada Corp.		760	53,364
George Weston Ltd.		2,910	252,523
Gildan Activewear, Inc.		2,590	80,443
Goldcorp, Inc.		11,430	230,294
H&R REIT/H&R Finance Trust		5,280	92,243
Hydro One Ltd.		2,670	50,136
Imperial Oil Ltd.		5,570	184,720
Intact Financial Corp.		2,560	189,444
Jean Coutu Group, Inc. Class A (sub. vtg.)		5,580	84,854
Keyera Corp. (b)		14,116	454,633
Labrador Iron Ore Royalty Corp.		3,220	37,725
Lundin Mining Corp. (a)		22,000	86,443
Magna International, Inc. Class A (sub. vtg.)		1,300	54,603
Manitoba Telecom Services, Inc.		800	20,939
Manulife Financial Corp.		6,400	94,365
Metro, Inc. Class A (sub. vtg.)		1,100	36,813
North West Co., Inc.		4,430	98,472
Open Text Corp.		2,330	130,455
Painted Pony Petroleum Ltd. (a)		7,180	33,877
Paramount Resources Ltd. Class A (a)		3,360	24,450
Parkland Fuel Corp.		2,980	56,835
Pason Systems, Inc.		3,410	49,572
Peyto Exploration & Development Corp.		3,370	86,029
Potash Corp. of Saskatchewan, Inc.		1,780	31,494
Power Corp. of Canada (sub. vtg.)		11,760	285,775
PrairieSky Royalty Ltd.		179,517	3,780,058
Quebecor, Inc. Class B (sub. vtg.)		2,890	77,300
Raging River Exploration, Inc. (a)		7,170	58,117
Rogers Communications, Inc. Class B (non-vtg.)		9,490	369,102
Royal Bank of Canada		18,120	1,125,297
Silver Wheaton Corp.		7,400	155,054
Spartan Energy Corp. (a)		22,880	52,336
Stantec, Inc.		2,460	63,054
Stantec, Inc. ADR		600	15,288
Stella-Jones, Inc.		1,000	38,232
Sun Life Financial, Inc.		9,700	330,884
Suncor Energy, Inc.		20,102	590,067
Tahoe Resources, Inc.		6,660	94,059
Teck Resources Ltd. Class B (sub. vtg.)		5,760	70,514
TELUS Corp.		10,620	336,705
The Toronto-Dominion Bank		88,080	3,920,673
Torex Gold Resources, Inc. (a)		31,320	55,666
TransForce, Inc.		3,620	68,320
Uranium Participation Corp. (a)		5,450	20,068
Valeant Pharmaceuticals International, Inc. (Canada) (a)		1,360	45,370
Western Forest Products, Inc.		15,900	28,513
WestJet Airlines Ltd.		3,160	52,889
Whitecap Resources, Inc. (b)		9,180	68,848
Winpak Ltd.		970	33,467
ZCL Composites, Inc.		8,450	55,494

TOTAL CANADA			20,045,246

Cayman Islands - 0.2%
Baidu.com, Inc. sponsored ADR (a)		700	136,010
CK Hutchison Holdings Ltd.		33,500	400,781
Imax China Holding, Inc.		16,400	91,637
Tencent Holdings Ltd.		16,200	329,643
Vipshop Holdings Ltd. ADR (a)		14,300	195,052

TOTAL CAYMAN ISLANDS			1,153,123

Denmark - 0.8%
Carlsberg A/S Series B		12,800	1,246,581
DSV de Sammensluttede Vognmaend A/S		12,500	525,986
Novozymes A/S Series B		18,216	873,007
Scandinavian Tobacco Group A/S		27,170	432,232
William Demant Holding A/S (a)		11,466	1,178,406

TOTAL DENMARK			4,256,212

Finland - 0.3%
Amer Group PLC (A Shares)		23,800	703,652
Valmet Corp.		59,200	742,267

TOTAL FINLAND			1,445,919

France - 1.2%
Amundi SA		900	41,418
Bollore Group		182,440	722,804
Capgemini SA		10,900	1,017,580
Eurazeo SA		11,000	774,626
Havas SA		151,200	1,265,245
Publicis Groupe SA		12,224	904,615
Wendel SA		7,700	889,624
Zodiac Aerospace		24,100	565,022

TOTAL FRANCE			6,180,934

Germany - 2.1%
adidas AG		16,300	2,101,602
Bayer AG		17,000	1,961,184
Brenntag AG		17,900	1,049,620
CompuGroup Medical AG		20,100	789,432
Fresenius SE & Co. KGaA		10,900	792,796
GEA Group AG		17,573	814,738
LEG Immobilien AG		14,309	1,324,033
SAP AG		31,415	2,464,854

TOTAL GERMANY			11,298,259

Hong Kong - 0.4%
AIA Group Ltd.		145,000	867,768
Hang Seng Bank Ltd.		20,100	364,424
Lenovo Group Ltd.		148,000	117,082
New World Development Co. Ltd.		272,762	271,264
Power Assets Holdings Ltd.		27,000	256,880
SJM Holdings Ltd.		373,000	250,080
Sun Art Retail Group Ltd.		243,500	182,460

TOTAL HONG KONG			2,309,958

India - 0.0%
HDFC Bank Ltd. (a)		8,000	162,615
Housing Development Finance Corp. Ltd.		6,000	98,316

TOTAL INDIA			260,931

Ireland - 1.0%
Alkermes PLC (a)		45,400	1,804,650
CRH PLC		1,200	34,923
DCC PLC (United Kingdom)		13,000	1,151,094
James Hardie Industries PLC CDI		32,477	457,578
Medtronic PLC		7,000	554,050
Ryanair Holdings PLC sponsored ADR		7,282	589,478
United Drug PLC (United Kingdom)		82,217	735,204

TOTAL IRELAND			5,326,977

Isle of Man - 0.5%
Optimal Payments PLC (a)		278,333	1,550,288
Playtech Ltd.		104,476	1,228,110

TOTAL ISLE OF MAN			2,778,398

Israel - 0.1%
Sarine Technologies Ltd.		282,500	346,600
Teva Pharmaceutical Industries Ltd. sponsored ADR		720	39,204

TOTAL ISRAEL			385,804

Japan - 2.9%
AEON Financial Service Co. Ltd.		16,200	361,564
Asahi Group Holdings		8,500	269,765
Asahi Kasei Corp.		7,000	47,895
Bridgestone Corp.		10,100	371,755
Casio Computer Co. Ltd.		19,200	365,317
Dai-ichi Mutual Life Insurance Co.		17,000	204,335
Daifuku Co. Ltd.		15,000	268,273
Daikin Industries Ltd.		5,600	444,523
Eiken Chemical Co. Ltd.		5,800	106,191
Fuji Heavy Industries Ltd.		11,500	377,602
Hitachi Metals Ltd.		38,800	393,981
Hoya Corp.		18,800	719,932
Itochu Corp.		25,200	320,257
Koito Manufacturing Co. Ltd.		2,700	116,976
Kubota Corp.		26,000	378,738
Kyudenko Corp.		11,400	289,493
Lawson, Inc.		4,700	363,795
LIXIL Group Corp.		20,300	425,045
NEC Corp.		194,000	472,152
Nihon Kohden Corp.		9,600	239,006
Nintendo Co. Ltd.		2,500	338,503
Nippon Ceramic Co. Ltd. (a)		12,200	219,704
Nippon Shinyaku Co. Ltd.		9,000	406,512
Nitori Holdings Co. Ltd.		4,700	437,188
Nitto Denko Corp.		5,400	290,901
NTT DOCOMO, Inc.		28,100	673,950
ORIX Corp.		56,700	802,018
Otsuka Holdings Co. Ltd.		10,200	397,642
Panasonic Corp.		52,800	470,876
ROHM Co. Ltd.		6,300	272,637
Shimamura Co. Ltd.		2,000	269,987
SoftBank Corp.		10,500	564,590
Sohgo Security Services Co., Ltd.		2,800	155,484
Sumitomo Metal Mining Co. Ltd.		19,000	214,367
Sumitomo Mitsui Financial Group, Inc.		12,700	382,165
Sumitomo Mitsui Trust Holdings, Inc.		70,000	215,172
Tokyo Electron Ltd.		4,200	277,587
Tokyu Fudosan Holdings Corp.		23,000	156,371
Toray Industries, Inc.		54,000	451,050
Tosoh Corp.		93,000	425,082
Toyota Motor Corp.		9,100	461,277
Tsuruha Holdings, Inc.		4,400	422,029
Yahoo! Japan Corp.		72,900	326,113
Yamaha Motor Co. Ltd.		24,000	392,840
Yumeshin Holdings Co. Ltd.		14,900	85,766

TOTAL JAPAN			15,646,406

Luxembourg - 0.0%
Samsonite International SA		69,600	223,837
Malta - 0.2%
Kambi Group PLC (a)		52,200	900,286
Netherlands - 0.2%
CSM NV (exchangeable)		15,600	398,161
LyondellBasell Industries NV Class A		290	23,974
RELX NV		49,206	825,712

TOTAL NETHERLANDS			1,247,847

New Zealand - 0.0%
Chorus Ltd.		43,329	121,018
Norway - 0.2%
TGS Nopec Geophysical Co. ASA		66,000	1,104,119
Singapore - 0.1%
CapitaLand Ltd.		127,000	293,691
Croesus Retail Trust		64,900	40,296
Jardine Cycle & Carriage Ltd.		3,900	111,996
Keppel Corp. Ltd.		41,000	164,628
Rex International Holdings Ltd. (a)		870,800	62,161

TOTAL SINGAPORE			672,772

South Africa - 0.1%
Naspers Ltd. Class N		3,000	411,630
Spain - 0.4%
Amadeus IT Holding SA Class A		27,500	1,251,368
Red Electrica Corporacion SA		9,600	857,084

TOTAL SPAIN			2,108,452

Sweden - 2.0%
Elekta AB (B Shares)		152,898	1,117,635
Getinge AB (B Shares)		114,100	2,412,590
H&M Hennes & Mauritz AB (B Shares)		34,572	1,229,110
Hemfosa Fastigheter AB		62,500	651,816
Hemfosa Fastigheter AB rights 5/10/16 (a)		62,500	22,570
Indutrade AB (b)		15,900	891,578
Kungsleden AB (b)		105,795	727,876
Lundbergfoeretagen AB		5,000	271,529
Pandox AB		41,300	700,981
Sandvik AB (b)		61,200	627,970
Svenska Cellulosa AB (SCA) (B Shares)		41,100	1,294,347
Svenska Handelsbanken AB (A Shares)		60,100	801,743

TOTAL SWEDEN			10,749,745

Switzerland - 0.3%
Chubb Ltd.		2,800	330,008
Julius Baer Group Ltd.		25,650	1,099,251

TOTAL SWITZERLAND			1,429,259

United Kingdom - 3.6%
Aldermore Group PLC (a)		20,930	57,494
Ashmore Group PLC		10,400	46,667
Big Yellow Group PLC		53,700	632,418
Bunzl PLC		35,585	1,060,179
CMC Markets PLC		146,370	534,671
Compass Group PLC		62,335	1,110,086
Dechra Pharmaceuticals PLC		52,000	840,337
Diploma PLC		68,700	734,287
Imperial Tobacco Group PLC		23,967	1,302,196
International Personal Finance PLC		264,200	1,033,032
Micro Focus International PLC		41,400	924,917
Prudential PLC		71,774	1,416,785
Rolls-Royce Group PLC		71,116	695,685
Saga PLC		114,800	351,583
Schroders PLC		11,436	420,082
Senior Engineering Group PLC		179,200	569,760
Shawbrook Group PLC		140,613	588,839
Softcat PLC		114,800	535,091
St. James's Place Capital PLC		30,620	387,899
Standard Chartered PLC:
(Hong Kong)		34,842	284,153
(United Kingdom)		252,630	2,037,969
Unite Group PLC		59,000	545,265
Virgin Money Holdings Uk PLC		68,400	364,891
William Hill PLC		472,249	2,157,713
Worldpay Group PLC (a)		210,200	819,740

TOTAL UNITED KINGDOM			19,451,739

United States of America - 33.5%
AAON, Inc.		12,000	318,240
Activision Blizzard, Inc.		14,000	482,580
Acuity Brands, Inc.		5,700	1,390,173
Adobe Systems, Inc. (a)		99,700	9,393,734
Air Products & Chemicals, Inc.		2,000	291,780
Alaska Air Group, Inc.		55,200	3,887,736
Albemarle Corp. U.S.		25,000	1,654,000
Alphabet, Inc. Class A		13,600	9,627,168
Amazon.com, Inc. (a)		6,500	4,287,335
American Tower Corp.		52,000	5,453,760
ANSYS, Inc. (a)		16,000	1,452,320
Applied Materials, Inc.		28,000	573,160
AT&T, Inc.		73,000	2,833,860
AutoZone, Inc. (a)		7,900	6,045,317
Bats Global Markets, Inc.		8,500	201,535
BlackRock, Inc. Class A		1,200	427,596
bluebird bio, Inc. (a)		6,100	270,535
Boston Scientific Corp. (a)		50,000	1,096,000
Bristol-Myers Squibb Co.		83,400	6,019,812
Cigna Corp.		3,300	457,182
CME Group, Inc.		21,000	1,930,110
Cognizant Technology Solutions Corp. Class A (a)		56,000	3,268,720
ConocoPhillips Co.		81,000	3,870,990
Constellation Brands, Inc. Class A (sub. vtg.)		20,000	3,121,200
Cummins, Inc.		800	93,624
CVS Health Corp.		13,000	1,306,500
D.R. Horton, Inc.		26,000	781,560
Danaher Corp.		6,900	667,575
E*TRADE Financial Corp. (a)		29,000	730,220
Edgewell Personal Care Co. (a)		320	26,262
Edwards Lifesciences Corp. (a)		6,200	658,502
Electronic Arts, Inc. (a)		23,500	1,453,475
Equifax, Inc.		4,000	481,000
Estee Lauder Companies, Inc. Class A		51,600	4,946,892
Extra Space Storage, Inc.		18,400	1,563,080
Facebook, Inc. Class A (a)		32,800	3,856,624
Gilead Sciences, Inc.		14,000	1,234,940
Hess Corp.		34,000	2,027,080
Home Depot, Inc.		18,000	2,410,020
Intercept Pharmaceuticals, Inc. (a)		11,300	1,703,362
Interpublic Group of Companies, Inc.		51,000	1,169,940
Ionis Pharmaceuticals, Inc. (a)		11,600	475,252
J.B. Hunt Transport Services, Inc.		2,000	165,760
Kansas City Southern		66,000	6,253,500
Level 3 Communications, Inc. (a)		18,000	940,680
Lockheed Martin Corp.		8,700	2,021,706
lululemon athletica, Inc. (a)		11,600	760,380
MasterCard, Inc. Class A		46,800	4,539,132
McGraw Hill Financial, Inc.		52,900	5,652,365
Medivation, Inc. (a)		74,757	4,320,955
Molson Coors Brewing Co. Class B		28,930	2,766,576
Monsanto Co.		310	29,041
Monster Beverage Corp.		2,200	317,284
MSCI, Inc. Class A		67,500	5,125,950
Newell Brands, Inc.		42,000	1,912,680
NewMarket Corp.		1,900	771,514
NIKE, Inc. Class B		45,200	2,664,088
Norfolk Southern Corp.		41,000	3,694,510
Northrop Grumman Corp.		9,900	2,041,974
NVIDIA Corp.		2,600	92,378
O'Reilly Automotive, Inc. (a)		4,700	1,234,596
PACCAR, Inc.		14,900	877,759
PayPal Holdings, Inc. (a)		153,000	5,994,540
Phillips 66 Co.		3,000	246,330
Post Holdings, Inc. (a)		27,200	1,954,048
Prestige Brands Holdings, Inc. (a)		64,500	3,662,310
Priceline Group, Inc. (a)		1,200	1,612,392
Public Storage		2,000	489,620
PVH Corp.		5,000	478,000
Raytheon Co.		4,500	568,575
Regal Beloit Corp.		6,500	418,730
Reynolds American, Inc.		112,000	5,555,200
Salesforce.com, Inc. (a)		26,800	2,031,440
ServiceMaster Global Holdings, Inc. (a)		6,300	241,416
Sherwin-Williams Co.		3,200	919,392
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)		6,700	221,435
SLM Corp. (a)		24,500	165,865
Southwest Airlines Co.		4,000	178,440
Spectrum Brands Holdings, Inc.		10,500	1,192,800
Spirit Airlines, Inc. (a)		50,200	2,205,286
The NASDAQ OMX Group, Inc.		10,000	617,100
Ultragenyx Pharmaceutical, Inc. (a)		4,900	331,338
Under Armour, Inc. Class A (sub. vtg.) (a)		2,400	105,456
Union Pacific Corp.		10,000	872,300
UnitedHealth Group, Inc.		29,900	3,937,232
Visa, Inc. Class A		55,000	4,248,200
Xylem, Inc.		15,000	626,700

TOTAL UNITED STATES OF AMERICA			178,997,724

TOTAL COMMON STOCKS
(Cost $270,853,755)			303,245,371

Nonconvertible Preferred Stocks - 0.0%
United Kingdom - 0.0%
Rolls-Royce Group PLC
(Cost $7,377)		5,049,236	7,378

Investment Companies - 3.5%
United States of America - 3.5%
iShares Barclays TIPS Bond ETF
(Cost $17,930,597)		161,200	18,518,656
		Principal Amount(c)	Value

Nonconvertible Bonds - 7.0%
Australia - 0.1%
Aurizon Network Pty Ltd. 2% 9/18/24 (Reg. S)	EUR	450,000	488,285
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	299,852

TOTAL AUSTRALIA			788,137

Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	737,359
4.7201% 7/31/18 (Reg. S)	GBP	600,000	905,551

TOTAL BAILIWICK OF JERSEY			1,642,910

British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	425,588
Canada - 0.0%
The Toronto-Dominion Bank 2.375% 10/19/16		250,000	251,884
Cayman Islands - 0.1%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	172,429	260,607
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	206,482

TOTAL CAYMAN ISLANDS			467,089

France - 0.4%
Arkema SA 3.85% 4/30/20	EUR	300,000	390,018
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (d)		350,000	355,146
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	614,573
Iliad SA 4.875% 6/1/16	EUR	500,000	574,277

TOTAL FRANCE			1,934,014

Germany - 0.2%
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	663,966
Vier Gas Transport GmbH 2.875% 6/12/25 (Reg. S)	EUR	200,000	262,831

TOTAL GERMANY			926,797

Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	408,898
Ireland - 0.0%
Aquarius & Investments PLC 4.25% 10/2/43 (e)	EUR	150,000	190,659
Italy - 0.1%
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	713,879
Korea (South) - 0.1%
Export-Import Bank of Korea 5% 4/11/22		200,000	229,362
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	201,020
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	204,067

TOTAL KOREA (SOUTH)			634,449

Luxembourg - 0.1%
Actavis Funding SCS 3% 3/12/20		250,000	255,337
Netherlands - 0.9%
Achmea BV 2.5% 11/19/20	EUR	500,000	625,349
CRH Funding BV 1.875% 1/9/24 (Reg. S)	EUR	325,000	393,563
Deutsche Annington Finance BV:
3.2% 10/2/17 (d)		350,000	356,472
5% 10/2/23 (d)		450,000	475,079
Heineken NV 1.4% 10/1/17 (d)		550,000	552,125
ING Bank NV 3% 4/11/28 Reg. S (e)	EUR	600,000	706,259
LYB International Finance BV 4.875% 3/15/44		500,000	519,724
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	500,000	680,448
Volkswagen International Finance NV 2.375% 3/22/17 (d)		400,000	402,657
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	182,620

TOTAL NETHERLANDS			4,894,296

Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/18 (d)		400,000	399,491
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	414,049
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	272,273

TOTAL SINGAPORE			686,322

Slovakia - 0.1%
SPP Distribucia A/S 2.625% 6/23/21 (Reg S.)	EUR	450,000	543,097
Sweden - 0.1%
Svenska Handelsbanken AB 2.656% 1/15/24 (e)	EUR	441,000	522,476
Switzerland - 0.1%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (e)	EUR	300,000	367,933
United Kingdom - 0.8%
Barclays Bank PLC 2.625% 11/11/25 (Reg. S) (e)	EUR	450,000	486,388
BAT International Finance PLC 3.25% 6/7/22 (d)		200,000	211,308
Direct Line Insurance Group PLC 9.25% 4/27/42 (e)	GBP	100,000	175,045
Eversholt Funding PLC 6.697% 2/22/35	GBP	100,000	191,372
Experian Finance PLC 2.375% 6/15/17 (d)		425,000	426,678
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	608,797
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	588,604
Intu Properties PLC 3.875% 3/17/23	GBP	300,000	459,606
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	444,571
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	100,000	119,450
Tesco PLC 5.875% 9/12/16	EUR	100,000	116,786
Unite (USAF) II PLC 3.374% 6/30/28	GBP	150,000	228,919
Wales & West Utilities Finance PLC 6.75% 12/17/36 (e)	GBP	150,000	242,130

TOTAL UNITED KINGDOM			4,299,654

United States of America - 3.2%
Altria Group, Inc.:
2.85% 8/9/22		500,000	519,263
9.25% 8/6/19		134,000	166,497
American Express Co. 1.55% 5/22/18		550,000	551,310
American International Group, Inc. 5% 4/26/23	GBP	200,000	324,215
AutoZone, Inc. 3.125% 7/15/23		400,000	403,538
Bank of America Corp. 4.2% 8/26/24		950,000	966,508
Burlington Northern Santa Fe LLC:
3.4% 9/1/24		550,000	588,552
4.15% 4/1/45		150,000	158,148
Chevron Corp.:
2.427% 6/24/20		200,000	205,479
3.191% 6/24/23		300,000	314,149
Citigroup, Inc.:
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,345,469
4.5% 1/14/22		150,000	163,935
General Electric Co. 5.25% 12/6/17		550,000	587,503
Glencore Funding LLC 3.125% 4/29/19 (d)		250,000	238,750
H.J. Heinz Co. 5.2% 7/15/45 (d)		250,000	287,668
Illinois Tool Works, Inc. 3% 5/19/34	EUR	300,000	387,839
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	1,298,271
Medtronic, Inc.:
3.5% 3/15/25		700,000	750,404
4.375% 3/15/35		422,000	467,376
4.625% 3/15/45		450,000	514,085
Metropolitan Life Global Funding I 3% 1/10/23 (d)		350,000	352,609
Morgan Stanley 4.35% 9/8/26		950,000	981,077
NBCUniversal, Inc. 4.375% 4/1/21		500,000	559,326
Philip Morris International, Inc. 2.875% 5/30/24	EUR	150,000	197,394
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	112,633
Prologis LP:
3% 1/18/22	EUR	300,000	374,852
3% 6/2/26	EUR	250,000	313,835
3.375% 2/20/24	EUR	450,000	580,223
Qwest Corp. 6.75% 12/1/21		650,000	702,130
SABMiller Holdings, Inc.:
2.2% 8/1/18 (d)		450,000	456,742
2.45% 1/15/17 (d)		400,000	403,561
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	650,727
WEA Finance LLC/Westfield UK & Europe Finance PLC 2.7% 9/17/19 (d)		600,000	607,318
Wells Fargo & Co. 3.676% 6/15/16		450,000	451,583
William Wrigley Jr. Co. 2.9% 10/21/19 (d)		150,000	155,060

TOTAL UNITED STATES OF AMERICA			17,138,029

TOTAL NONCONVERTIBLE BONDS
(Cost $37,712,810)			37,490,939

Government Obligations - 28.0%
Canada - 0.6%
Canadian Government 1.5% 6/1/23	CAD	4,000,000	3,251,678
Denmark - 0.5%
Danish Kingdom Inflation-Linked Bond, 0.1% 11/15/23	DKK	15,618,300	2,516,930
Germany - 1.4%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	1,021,300	1,260,498
0.5% 2/15/26(Reg. S)	EUR	400,000	467,401
1.5% 2/15/23	EUR	450,000	571,690
1.75% 2/15/24	EUR	150,000	195,068
2% 8/15/23	EUR	400,000	527,081
2.5% 7/4/44	EUR	2,400,000	3,761,816
4.75% 7/4/34	EUR	250,000	480,210

TOTAL GERMANY			7,263,764

Ireland - 0.2%
Irish Republic 2% 2/18/45 (Reg.S)	EUR	800,000	925,933
Italy - 2.5%
Buoni del Tesoro Poliennali 4.5% 3/1/24	EUR	5,450,000	7,770,699
Italian Republic Inflation-Indexed Bond 2.6% 9/15/23	EUR	4,279,142	5,762,006

TOTAL ITALY			13,532,705

Japan - 9.2%
Japan Government:
0.1% 6/15/16	JPY	834,000,000	7,840,541
0.1% 4/15/17	JPY	50,000,000	471,353
0.4% 9/20/25	JPY	175,000,000	1,723,240
1.3% 6/20/20	JPY	1,081,800,000	10,804,579
1.3% 3/20/21	JPY	802,750,000	8,100,457
1.7% 9/20/32	JPY	1,164,450,000	13,689,182
2% 9/20/40	JPY	481,000,000	6,273,795

TOTAL JAPAN			48,903,147

Netherlands - 2.1%
Dutch Government:
0.25% 7/15/25	EUR	8,700,000	9,835,179
2.75% 1/15/47	EUR	1,000,000	1,609,956

TOTAL NETHERLANDS			11,445,135

Spain - 2.8%
Spanish Kingdom:
Inflation-Indexed Bond, 1.8% 11/30/24 (d)	EUR	600,000	747,737
2.15% 10/31/25(Reg. S) (d)	EUR	2,350,000	2,836,104
2.9% 10/31/46(Reg. S) (d)	EUR	850,000	985,830
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	8,167,172
5.5% 4/30/21	EUR	1,400,000	1,995,856

TOTAL SPAIN			14,732,699

United Kingdom - 0.9%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	1,964,351
4% 3/7/22	GBP	1,250,000	2,134,167
5% 3/7/25	GBP	450,000	848,170
6% 12/7/28	GBP	50,000	107,812

TOTAL UNITED KINGDOM			5,054,500

United States of America - 7.8%
U.S. Treasury Bills, yield at date of purchase 0.38% to 0.45% 1/5/17		18,800,000	18,747,920
U.S. Treasury Bonds:
2.75% 8/15/42		200,000	205,102
2.75% 11/15/42		300,000	307,008
3% 11/15/44		200,000	213,969
3% 5/15/45		350,000	374,186
3.625% 2/15/44		500,000	601,211
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/25		3,003,240	3,037,812
U.S. Treasury Notes:
1.625% 11/15/22		8,150,000	8,185,974
1.75% 5/15/23		2,850,000	2,878,389
2.25% 11/15/24		6,100,000	6,342,335
2.75% 11/15/23		575,000	620,461

TOTAL UNITED STATES OF AMERICA			41,514,367

TOTAL GOVERNMENT OBLIGATIONS
(Cost $145,850,235)			149,140,858

Asset-Backed Securities - 0.2%
Channel Link Enterprises Finance PLC 3.209% 6/30/50(e)
(Cost $1,240,454)		950,000	1,081,772

Commercial Mortgage Securities - 0.0%
United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.1144% 4/19/21(e)
(Cost $137,617)		89,065	126,300

Supranational Obligations - 0.2%
European Investment Bank 1.75% 3/15/17 (Cost $999,200)		1,000,000	1,008,265

Preferred Securities - 0.5%
Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (e)(f)	GBP	200,000	449,191
France - 0.1%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (e)		350,000	387,149
Japan - 0.0%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (e)(f)		275,000	316,276
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (e)	EUR	800,000	973,753
United Kingdom - 0.1%
Lloyds Banking Group PLC 7% (Reg. S) (e)(f)	GBP	500,000	712,468
TOTAL PREFERRED SECURITIES
(Cost $3,117,875)			2,838,837
		Shares	Value

Equity Central Funds - 2.1%
Fidelity Commodity Strategy Central Fund (a)(g)		880,300	5,625,117
Fidelity Emerging Markets Equity Central Fund (g)		31,100	5,722,089
TOTAL EQUITY CENTRAL FUNDS
(Cost $10,400,071)			11,347,206

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.38% (h)		8,409,746	8,409,746
Fidelity Securities Lending Cash Central Fund, 0.42% (h)(i)		2,470,071	2,470,071
TOTAL MONEY MARKET FUNDS
(Cost $10,879,817)			10,879,817
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $499,129,808)			535,685,399
NET OTHER ASSETS (LIABILITIES) - (0.4)%			(1,871,585)
NET ASSETS - 100%			$533,813,814

Currency Abbreviations

CAD – Canadian dollar

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,250,335 or 1.9% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,028
Fidelity Commodity Strategy Central Fund	0
Fidelity Emerging Markets Equity Central Fund	21,459
Fidelity Securities Lending Cash Central Fund	11,820
Total	$62,307

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$5,004,200	$--	$5,625,117	1.2%
Fidelity Emerging Markets Equity Central Fund	--	5,395,871	--	5,722,089	1.5%
Total	$--	$10,400,071	$--	$11,347,206

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$42,470,739	$35,716,326	$6,754,413	$--
Consumer Staples	27,279,454	26,041,405	1,238,049	--
Energy	16,278,212	16,278,212	--	--
Financials	54,420,868	46,674,906	7,745,962	--
Health Care	40,987,090	36,871,335	4,115,755	--
Industrials	44,428,315	40,738,692	3,689,623	--
Information Technology	60,042,358	55,224,083	4,818,275	--
Materials	10,213,235	7,886,772	2,326,463	--
Telecommunication Services	5,860,844	4,622,304	1,238,540	--
Utilities	1,271,634	907,220	364,414	--
Investment Companies	18,518,656	18,518,656	--	--
Corporate Bonds	37,490,939	--	37,490,939	--
Government Obligations	149,140,858	--	149,140,858	--
Asset-Backed Securities	1,081,772	--	1,081,772	--
Commercial Mortgage Securities	126,300	--	126,300	--
Supranational Obligations	1,008,265	--	1,008,265	--
Preferred Securities	2,838,837	--	2,838,837	--
Equity Central Funds	11,347,206	11,347,206	--	--
Money Market Funds	10,879,817	10,879,817	--	--
Total Investments in Securities:	$535,685,399	$311,706,934	$223,978,465	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$930,277
Level 2 to Level 1	$11,213,478

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets (Unaudited) is as follows. The information is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

U.S. Government and U.S. Government Agency Obligations	4.3%
AAA,AA,A	15.5%
BBB	9.5%
BB	0.3%
Not Rated	2.8%
Equities	62.3%
Short-Term Investments and Net Other Assets	5.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016
Assets
Investment in securities, at value (including securities loaned of $2,296,466) — See accompanying schedule: Unaffiliated issuers (cost $477,849,920)	$513,458,376
Fidelity Central Funds (cost $21,279,888)	22,227,023
Total Investments (cost $499,129,808)		$535,685,399
Cash		133,055
Foreign currency held at value (cost $13,406)		13,406
Receivable for investments sold		41,500,848
Receivable for fund shares sold		296,784
Dividends receivable		736,108
Interest receivable		1,291,081
Distributions receivable from Fidelity Central Funds		7,090
Prepaid expenses		534
Other receivables		14,804
Total assets		579,679,109
Liabilities
Payable for investments purchased	$41,179,345
Payable for fund shares redeemed	1,671,995
Accrued management fee	310,593
Distribution and service plan fees payable	40,015
Other affiliated payables	105,987
Other payables and accrued expenses	87,289
Collateral on securities loaned, at value	2,470,071
Total liabilities		45,865,295
Net Assets		$533,813,814
Net Assets consist of:
Paid in capital		$513,245,459
Distributions in excess of net investment income		(4,659,192)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,353,656)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,581,203
Net Assets		$533,813,814
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,459,413 ÷ 1,894,768 shares)		$22.41
Maximum offering price per share (100/94.25 of $22.41)		$23.78
Class T:
Net Asset Value and redemption price per share ($16,036,696 ÷ 721,015 shares)		$22.24
Maximum offering price per share (100/96.50 of $22.24)		$23.05
Class B:
Net Asset Value and offering price per share ($1,039,851 ÷ 46,965 shares)(a)		$22.14
Class C:
Net Asset Value and offering price per share ($28,358,114 ÷ 1,298,816 shares)(a)		$21.83
Global Balanced:
Net Asset Value, offering price and redemption price per share ($439,886,311 ÷ 19,410,084 shares)		$22.66
Class I:
Net Asset Value, offering price and redemption price per share ($6,033,429 ÷ 267,029 shares)		$22.59

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016
Investment Income
Dividends		$2,614,245
Interest		1,609,191
Income from Fidelity Central Funds		62,307
Income before foreign taxes withheld		4,285,743
Less foreign taxes withheld		(133,794)
Total income		4,151,949
Expenses
Management fee	$1,834,947
Transfer agent fees	504,351
Distribution and service plan fees	235,506
Accounting and security lending fees	134,756
Custodian fees and expenses	102,052
Independent trustees' compensation	1,179
Registration fees	72,464
Audit	64,261
Legal	2,496
Miscellaneous	1,700
Total expenses before reductions	2,953,712
Expense reductions	(17,938)	2,935,774
Net investment income (loss)		1,216,175
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,009,191)
Foreign currency transactions	59,697
Total net realized gain (loss)		(8,949,494)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,384,537
Assets and liabilities in foreign currencies	18,014
Total change in net unrealized appreciation (depreciation)		19,402,551
Net gain (loss)		10,453,057
Net increase (decrease) in net assets resulting from operations		$11,669,232

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,216,175	$3,617,582
Net realized gain (loss)	(8,949,494)	6,654,630
Change in net unrealized appreciation (depreciation)	19,402,551	(17,997,479)
Net increase (decrease) in net assets resulting from operations	11,669,232	(7,725,267)
Distributions to shareholders from net investment income	–	(1,672,129)
Distributions to shareholders from net realized gain	(15,584,739)	(43,816,065)
Total distributions	(15,584,739)	(45,488,194)
Share transactions - net increase (decrease)	(14,974,828)	(52,070,060)
Redemption fees	1,702	9,666
Total increase (decrease) in net assets	(18,888,633)	(105,273,855)
Net Assets
Beginning of period	552,702,447	657,976,302
End of period (including distributions in excess of net investment income of $4,659,192 and distributions in excess of net investment income of $5,875,367, respectively)	$533,813,814	$552,702,447

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class A

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.58	$24.65	$26.18	$23.45	$22.05	$21.88
Income from Investment Operations
Net investment income (loss)A	.03	.09	.15	.13	.27	.22
Net realized and unrealized gain (loss)	.45	(.45)	.49	3.13	1.41	.22
Total from investment operations	.48	(.36)	.64	3.26	1.68	.44
Distributions from net investment income	–	(.01)	(.10)	(.24)	(.19)	(.17)
Distributions from net realized gain	(.65)	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(.65)	(1.71)	(2.17)	(.53)	(.28)	(.27)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$22.41	$22.58	$24.65	$26.18	$23.45	$22.05
Total ReturnD,E,F	2.25%	(1.48)%	2.69%	14.19%	7.74%	2.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.31%I	1.29%	1.28%	1.31%	1.33%	1.37%
Expenses net of fee waivers, if any	1.31%I	1.29%	1.28%	1.31%	1.33%	1.37%
Expenses net of all reductions	1.30%I	1.27%	1.27%	1.29%	1.32%	1.35%
Net investment income (loss)	.28%I	.41%	.58%	.55%	1.18%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$42,459	$42,165	$47,048	$38,972	$26,714	$20,831
Portfolio turnover rateJ	122%I	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class T

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.44	$24.52	$26.04	$23.32	$21.96	$21.81
Income from Investment Operations
Net investment income (loss)A	–B	.03	.08	.07	.21	.17
Net realized and unrealized gain (loss)	.45	(.46)	.49	3.12	1.41	.22
Total from investment operations	.45	(.43)	.57	3.19	1.62	.39
Distributions from net investment income	–	–	(.02)	(.18)	(.17)	(.13)
Distributions from net realized gain	(.65)	(1.65)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(.65)	(1.65)	(2.09)	(.47)	(.26)	(.24)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$22.24	$22.44	$24.52	$26.04	$23.32	$21.96
Total ReturnC,D,E	2.13%	(1.80)%	2.40%	13.94%	7.46%	1.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%H	1.56%	1.55%	1.57%	1.58%	1.59%
Expenses net of fee waivers, if any	1.59%H	1.56%	1.55%	1.57%	1.58%	1.59%
Expenses net of all reductions	1.59%H	1.55%	1.55%	1.55%	1.57%	1.58%
Net investment income (loss)	- %H,I	.14%	.31%	.28%	.94%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$16,037	$16,867	$17,662	$14,650	$13,654	$10,357
Portfolio turnover rateJ	122%H	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class B

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.40	$24.43	$25.94	$23.22	$21.80	$21.68
Income from Investment Operations
Net investment income (loss)A	(.06)	(.09)	(.05)	(.06)	.09	.04
Net realized and unrealized gain (loss)	.45	(.46)	.49	3.11	1.41	.23
Total from investment operations	.39	(.55)	.44	3.05	1.50	.27
Distributions from net investment income	–	–	–	(.04)	–	(.04)
Distributions from net realized gain	(.65)	(1.48)	(1.95)	(.29)	(.08)	(.11)
Total distributions	(.65)	(1.48)	(1.95)	(.33)	(.08)	(.15)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$22.14	$22.40	$24.43	$25.94	$23.22	$21.80
Total ReturnC,D,E	1.86%	(2.31)%	1.90%	13.30%	6.92%	1.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.11%H	2.07%	2.07%	2.10%	2.12%	2.15%
Expenses net of fee waivers, if any	2.11%H	2.07%	2.07%	2.10%	2.12%	2.15%
Expenses net of all reductions	2.10%H	2.06%	2.07%	2.08%	2.11%	2.13%
Net investment income (loss)	(.52)%H	(.37)%	(.21)%	(.24)%	.39%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$1,040	$1,352	$2,025	$2,325	$2,426	$2,392
Portfolio turnover rateI	122%H	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class C

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.10	$24.17	$25.76	$23.09	$21.73	$21.65
Income from Investment Operations
Net investment income (loss)A	(.06)	(.09)	(.05)	(.06)	.09	.05
Net realized and unrealized gain (loss)	.44	(.46)	.49	3.08	1.41	.22
Total from investment operations	.38	(.55)	.44	3.02	1.50	.27
Distributions from net investment income	–	–	–	(.06)	(.05)	(.08)
Distributions from net realized gain	(.65)	(1.52)	(2.03)	(.29)	(.09)	(.11)
Total distributions	(.65)	(1.52)	(2.03)	(.35)	(.14)	(.19)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.83	$22.10	$24.17	$25.76	$23.09	$21.73
Total ReturnC,D,E	1.84%	(2.33)%	1.89%	13.27%	6.94%	1.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.12%H	2.10%	2.08%	2.12%	2.13%	2.13%
Expenses net of fee waivers, if any	2.12%H	2.09%	2.08%	2.12%	2.13%	2.13%
Expenses net of all reductions	2.12%H	2.08%	2.07%	2.10%	2.12%	2.11%
Net investment income (loss)	(.54)%H	(.40)%	(.22)%	(.26)%	.39%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$28,358	$28,505	$29,809	$20,997	$13,797	$9,598
Portfolio turnover rateI	122%H	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.79	$24.87	$26.38	$23.62	$22.18	$21.99
Income from Investment Operations
Net investment income (loss)A	.06	.16	.22	.21	.33	.29
Net realized and unrealized gain (loss)	.46	(.47)	.50	3.14	1.44	.22
Total from investment operations	.52	(.31)	.72	3.35	1.77	.51
Distributions from net investment income	–	(.08)	(.16)	(.30)	(.24)	(.21)
Distributions from net realized gain	(.65)	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(.65)	(1.77)B	(2.23)	(.59)	(.33)	(.32)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$22.66	$22.79	$24.87	$26.38	$23.62	$22.18
Total ReturnD,E	2.41%	(1.24)%	3.00%	14.52%	8.11%	2.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.00%	.99%	1.02%	1.03%	1.05%
Expenses net of fee waivers, if any	1.02%H	1.00%	.99%	1.02%	1.03%	1.05%
Expenses net of all reductions	1.02%H	.99%	.99%	1.00%	1.02%	1.04%
Net investment income (loss)	.56%H	.70%	.87%	.84%	1.48%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$439,886	$457,766	$554,896	$540,412	$468,758	$520,753
Portfolio turnover rateI	122%H	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $1.697 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class I

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.72	$24.80	$26.33	$23.58	$22.16	$21.99
Income from Investment Operations
Net investment income (loss)A	.06	.16	.21	.20	.33	.28
Net realized and unrealized gain (loss)	.46	(.47)	.49	3.14	1.43	.21
Total from investment operations	.52	(.31)	.70	3.34	1.76	.49
Distributions from net investment income	–	(.07)	(.17)	(.30)	(.25)	(.21)
Distributions from net realized gain	(.65)	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(.65)	(1.77)	(2.23)B	(.59)	(.34)	(.32)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$22.59	$22.72	$24.80	$26.33	$23.58	$22.16
Total ReturnD,E	2.42%	(1.25)%	2.95%	14.50%	8.10%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	1.01%	1.02%	1.03%	1.04%	1.11%
Expenses net of fee waivers, if any	1.01%H	1.01%	1.02%	1.03%	1.04%	1.11%
Expenses net of all reductions	1.00%H	1.00%	1.02%	1.01%	1.03%	1.10%
Net investment income (loss)	.58%H	.68%	.84%	.83%	1.48%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$6,033	$6,048	$6,537	$3,183	$1,966	$1,149
Portfolio turnover rateI	122%H	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.23 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $2.065 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2016

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.06%
Fidelity Emerging Markets Equity Central Fund	FMR Co., Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	.10%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$50,174,508
Gross unrealized depreciation	(14,617,836)
Net unrealized appreciation (depreciation) on securities	$35,556,672
Tax cost	$500,128,727

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities and U.S. government securities, aggregated $295,742,650 and $316,182,022, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$51,343	$666
Class T	.25%	.25%	39,549	152
Class B	.75%	.25%	6,129	4,597
Class C	.75%	.25%	138,485	21,117
			$235,506	$26,532

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7,356
Class T	2,192
Class B(a)	54
Class C(a)	2,354
$11,956

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$44,930.22
Class T	19,696.25
Class B	1,643.27
Class C	38,945.28
Global Balanced	394,288.18
Class I	4,849.17
	$504,351

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,238 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $468 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,820. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,015 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,923.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$–	$21,068
Global Balanced	–	1,632,478
Class I	–	18,583
Total	$–	$1,672,129
From net realized gain
Class A	$1,198,713	$3,250,151
Class T	472,741	1,204,951
Class B	38,199	119,044
Class C	844,073	1,878,431
Global Balanced	12,857,308	36,937,336
Class I	173,705	426,152
Total	$15,584,739	$43,816,065

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	165,229	342,368	$3,564,662	$7,938,746
Reinvestment of distributions	52,986	138,033	1,141,851	3,123,694
Shares redeemed	(191,163)	(521,026)	(4,154,584)	(12,017,082)
Net increase (decrease)	27,052	(40,625)	$551,929	$(954,642)
Class T
Shares sold	36,686	115,195	$787,217	$2,671,230
Reinvestment of distributions	21,845	52,572	467,928	1,186,019
Shares redeemed	(89,056)	(136,517)	(1,917,630)	(3,134,575)
Net increase (decrease)	(30,525)	31,250	$(662,485)	$722,674
Class B
Shares sold	48	1,702	$1,015	$39,359
Reinvestment of distributions	1,741	5,016	37,184	113,421
Shares redeemed	(15,187)	(29,264)	(327,871)	(670,876)
Net increase (decrease)	(13,398)	(22,546)	$(289,672)	$(518,096)
Class C
Shares sold	135,192	290,996	$2,873,574	$6,638,000
Reinvestment of distributions	37,381	76,970	787,624	1,717,971
Shares redeemed	(163,518)	(311,709)	(3,434,936)	(7,093,083)
Net increase (decrease)	9,055	56,257	$226,262	$1,262,888
Global Balanced
Shares sold	1,032,950	2,245,199	$22,576,496	$52,274,696
Reinvestment of distributions	560,214	1,612,167	12,195,855	36,741,286
Shares redeemed	(2,267,676)	(6,083,367)	(49,597,708)	(141,655,708)
Net increase (decrease)	(674,512)	(2,226,001)	$(14,825,357)	$(52,639,726)
Class I
Shares sold	21,728	195,822	$481,799	$4,546,299
Reinvestment of distributions	6,856	15,294	148,834	347,634
Shares redeemed	(27,719)	(208,476)	(606,138)	(4,837,091)
Net increase (decrease)	865	2,640	$24,495	$56,842

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at April 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Global Balanced Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
June 16, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.31%
Actual		$1,000.00	$1,022.50	$6.59
Hypothetical-C		$1,000.00	$1,018.35	$6.57
Class T	1.59%
Actual		$1,000.00	$1,021.30	$7.99
Hypothetical-C		$1,000.00	$1,016.96	$7.97
Class B	2.11%
Actual		$1,000.00	$1,018.60	$10.59
Hypothetical-C		$1,000.00	$1,014.37	$10.57
Class C	2.12%
Actual		$1,000.00	$1,018.40	$10.64
Hypothetical-C		$1,000.00	$1,014.32	$10.62
Global Balanced	1.02%
Actual		$1,000.00	$1,024.10	$5.13
Hypothetical-C		$1,000.00	$1,019.79	$5.12
Class I	1.01%
Actual		$1,000.00	$1,024.20	$5.08
Hypothetical-C		$1,000.00	$1,019.84	$5.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from .06% to .10%.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	14,943,915,330.95	96.336
Withheld	568,375,299.84	3.664
TOTAL	15,512,290,630.79	100.000
John Engler
Affirmative	14,882,992,640.02	95.944
Withheld	629,297,990.77	4.056
TOTAL	15,512,290,630.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,876,209,021.25	95.900
Withheld	636,081,609.54	4.100
TOTAL	15,512,290,630.79	100.000
Robert F. Gartland
Affirmative	14,911,998,079.07	96.131
Withheld	600,292,551.72	3.869
TOTAL	15,512,290,630.79	100.000
Abigail P. Johnson
Affirmative	14,938,566,748.36	96.302
Withheld	573,723,882.43	3.698
TOTAL	15,512,290,630.79	100.000
Arthur E. Johnson
Affirmative	14,924,734,316.31	96.213
Withheld	587,556,314.48	3.787
TOTAL	15,512,290,630.79	100.000
Michael E. Kenneally
Affirmative	14,957,076,322.58	96.421
Withheld	555,214,308.21	3.579
TOTAL	15,512,290,630.79	100.000
James H. Keyes
Affirmative	14,883,069,701.12	95.944
Withheld	629,220,929.67	4.056
TOTAL	15,512,290,630.79	100.000
Marie L. Knowles
Affirmative	14,926,474,549.99	96.224
Withheld	585,816,080.80	3.776
TOTAL	15,512,290,630.79	100.000
Geoffrey A. von Kuhn
Affirmative	14,911,889,870.77	96.130
Withheld	600,400,760.02	3.870
TOTAL	15,512,290,630.79	100.000
Proposal 1 reflects trust wide proposal and voting results.

AGBLI-SANN-0616
1.883459.107

Fidelity® Global Balanced Fund Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United States of America*	50.8%
Japan	12.1%
United Kingdom	5.6%
Canada	4.4%
Germany	3.7%
Netherlands	3.2%
Spain	3.2%
Italy	2.6%
Sweden	2.1%
Other	12.3%

 * Includes Short-Term Investments and Net Other Assets (Liabilities)

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United States of America*	45.4%
Japan	15.1%
United Kingdom	7.7%
France	4.9%
Germany	3.2%
Italy	3.2%
Spain	2.9%
Sweden	2.8%
Netherlands	2.4%
Other	12.4%

 * Includes Short-Term Investments and Net Other Assets (Liabilities)

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	58.8(a)	58.8
Bonds	31.9	32.7
Convertible Securities	0.0	0.3
Other Investments	4.0	1.8
Short-Term Investments and Net Other Assets (Liabilities)	5.3	6.4

 (a) Includes investment in Fidelity Commodity Strategy Central Fund - 1.1%

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class A (United States of America)	1.8	1.9
Adobe Systems, Inc. (United States of America)	1.8	1.8
Kansas City Southern (United States of America)	1.2	0.0
AutoZone, Inc. (United States of America)	1.1	0.8
Bristol-Myers Squibb Co. (United States of America)	1.1	0.4
	7.0

Top Five Bond Issuers as of April 30, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	7.6	6.1
U.S. Treasury Obligations	4.3	3.9
Spanish Kingdom	2.8	2.4
Dutch Government	2.1	0.6
Buoni del Tesoro Poliennali	1.4	2.7
	18.2

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.0	16.6
Information Technology	11.5	13.2
Industrials	9.2	7.0
Consumer Discretionary	8.3	10.2
Health Care	8.0	8.8
Consumer Staples	5.5	3.8
Energy	3.4	3.1
Materials	2.5	2.9
Telecommunication Services	1.4	1.2
Utilities	0.5	0.9

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016

Showing Percentage of Net Assets

Common Stocks - 56.8%
		Shares	Value
Australia - 1.5%
AMP Ltd.		93,286	$417,068
Ardent Leisure Group unit		138,410	228,371
Australia & New Zealand Banking Group Ltd.		19,440	356,334
BHP Billiton Ltd.		24,215	378,165
BlueScope Steel Ltd.		67,320	331,178
Cimic Group Ltd.		13,250	360,571
Coca-Cola Amatil Ltd.		44,858	293,327
Commonwealth Bank of Australia		20,641	1,159,658
Computershare Ltd.		41,348	317,848
Corporate Travel Managemnt Ltd.		17,596	190,786
CSL Ltd.		5,415	433,057
Iluka Resources Ltd.		76,056	371,842
John Fairfax Holdings Ltd.		439,766	265,829
Lendlease Group unit		36,338	350,896
Macquarie Group Ltd.		9,747	470,607
Myer Holdings Ltd.		174,048	136,969
QBE Insurance Group Ltd.		49,873	422,818
Sims Metal Management Ltd.		55,389	399,250
Suncorp Group Ltd.		36,903	350,740
Sydney Airport unit		101,193	523,976

TOTAL AUSTRALIA			7,759,290

Austria - 0.2%
Andritz AG		14,700	823,265
Bailiwick of Jersey - 0.8%
Randgold Resources Ltd.		902	90,099
Shire PLC		36,000	2,246,472
Wizz Air Holdings PLC (a)		7,000	192,287
Wolseley PLC		14,030	785,849
WPP PLC		32,900	768,629

TOTAL BAILIWICK OF JERSEY			4,083,336

Bermuda - 0.4%
China Resource Gas Group Ltd.		38,000	107,534
DVN Holdings Ltd. (a)		886,000	135,414
Shangri-La Asia Ltd.		116,000	141,711
Vostok Emerging Finance Ltd. (depository receipt) (a)		3,274,986	440,447
Vostok New Ventures Ltd. SDR (a)		219,261	1,247,779

TOTAL BERMUDA			2,072,885

Canada - 3.8%
Agnico Eagle Mines Ltd. (Canada)		3,670	173,482
Agrium, Inc.		1,840	158,556
AGT Food & Ingredients, Inc.		1,100	35,559
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		4,790	209,971
Allied Properties (REIT)		3,340	94,101
ARC Resources Ltd.		6,520	110,009
AutoCanada, Inc.		1,750	28,634
Avigilon Corp. (a)		1,860	23,897
Bank of Nova Scotia		4,880	255,921
Canadian Energy Services & Technology Corp.		16,850	51,435
Canadian National Railway Co.		10,010	616,380
Canadian Natural Resources Ltd.		6,370	191,298
Cara Operations Ltd.		1,200	31,045
CCL Industries, Inc. Class B		530	97,049
Cenovus Energy, Inc.		172,640	2,736,757
CGI Group, Inc. Class A (sub. vtg.) (a)		3,460	158,067
Constellation Software, Inc.		300	117,241
Continental Gold, Inc. (a)		10,030	22,143
Corus Entertainment, Inc. Class B (non-vtg.)		5,400	53,841
DHX Media Ltd.		6,710	40,911
Enbridge, Inc.		9,220	382,997
Fairfax Financial Holdings Ltd. (sub. vtg.)		280	150,076
Franco-Nevada Corp.		760	53,364
George Weston Ltd.		2,910	252,523
Gildan Activewear, Inc.		2,590	80,443
Goldcorp, Inc.		11,430	230,294
H&R REIT/H&R Finance Trust		5,280	92,243
Hydro One Ltd.		2,670	50,136
Imperial Oil Ltd.		5,570	184,720
Intact Financial Corp.		2,560	189,444
Jean Coutu Group, Inc. Class A (sub. vtg.)		5,580	84,854
Keyera Corp. (b)		14,116	454,633
Labrador Iron Ore Royalty Corp.		3,220	37,725
Lundin Mining Corp. (a)		22,000	86,443
Magna International, Inc. Class A (sub. vtg.)		1,300	54,603
Manitoba Telecom Services, Inc.		800	20,939
Manulife Financial Corp.		6,400	94,365
Metro, Inc. Class A (sub. vtg.)		1,100	36,813
North West Co., Inc.		4,430	98,472
Open Text Corp.		2,330	130,455
Painted Pony Petroleum Ltd. (a)		7,180	33,877
Paramount Resources Ltd. Class A (a)		3,360	24,450
Parkland Fuel Corp.		2,980	56,835
Pason Systems, Inc.		3,410	49,572
Peyto Exploration & Development Corp.		3,370	86,029
Potash Corp. of Saskatchewan, Inc.		1,780	31,494
Power Corp. of Canada (sub. vtg.)		11,760	285,775
PrairieSky Royalty Ltd.		179,517	3,780,058
Quebecor, Inc. Class B (sub. vtg.)		2,890	77,300
Raging River Exploration, Inc. (a)		7,170	58,117
Rogers Communications, Inc. Class B (non-vtg.)		9,490	369,102
Royal Bank of Canada		18,120	1,125,297
Silver Wheaton Corp.		7,400	155,054
Spartan Energy Corp. (a)		22,880	52,336
Stantec, Inc.		2,460	63,054
Stantec, Inc. ADR		600	15,288
Stella-Jones, Inc.		1,000	38,232
Sun Life Financial, Inc.		9,700	330,884
Suncor Energy, Inc.		20,102	590,067
Tahoe Resources, Inc.		6,660	94,059
Teck Resources Ltd. Class B (sub. vtg.)		5,760	70,514
TELUS Corp.		10,620	336,705
The Toronto-Dominion Bank		88,080	3,920,673
Torex Gold Resources, Inc. (a)		31,320	55,666
TransForce, Inc.		3,620	68,320
Uranium Participation Corp. (a)		5,450	20,068
Valeant Pharmaceuticals International, Inc. (Canada) (a)		1,360	45,370
Western Forest Products, Inc.		15,900	28,513
WestJet Airlines Ltd.		3,160	52,889
Whitecap Resources, Inc. (b)		9,180	68,848
Winpak Ltd.		970	33,467
ZCL Composites, Inc.		8,450	55,494

TOTAL CANADA			20,045,246

Cayman Islands - 0.2%
Baidu.com, Inc. sponsored ADR (a)		700	136,010
CK Hutchison Holdings Ltd.		33,500	400,781
Imax China Holding, Inc.		16,400	91,637
Tencent Holdings Ltd.		16,200	329,643
Vipshop Holdings Ltd. ADR (a)		14,300	195,052

TOTAL CAYMAN ISLANDS			1,153,123

Denmark - 0.8%
Carlsberg A/S Series B		12,800	1,246,581
DSV de Sammensluttede Vognmaend A/S		12,500	525,986
Novozymes A/S Series B		18,216	873,007
Scandinavian Tobacco Group A/S		27,170	432,232
William Demant Holding A/S (a)		11,466	1,178,406

TOTAL DENMARK			4,256,212

Finland - 0.3%
Amer Group PLC (A Shares)		23,800	703,652
Valmet Corp.		59,200	742,267

TOTAL FINLAND			1,445,919

France - 1.2%
Amundi SA		900	41,418
Bollore Group		182,440	722,804
Capgemini SA		10,900	1,017,580
Eurazeo SA		11,000	774,626
Havas SA		151,200	1,265,245
Publicis Groupe SA		12,224	904,615
Wendel SA		7,700	889,624
Zodiac Aerospace		24,100	565,022

TOTAL FRANCE			6,180,934

Germany - 2.1%
adidas AG		16,300	2,101,602
Bayer AG		17,000	1,961,184
Brenntag AG		17,900	1,049,620
CompuGroup Medical AG		20,100	789,432
Fresenius SE & Co. KGaA		10,900	792,796
GEA Group AG		17,573	814,738
LEG Immobilien AG		14,309	1,324,033
SAP AG		31,415	2,464,854

TOTAL GERMANY			11,298,259

Hong Kong - 0.4%
AIA Group Ltd.		145,000	867,768
Hang Seng Bank Ltd.		20,100	364,424
Lenovo Group Ltd.		148,000	117,082
New World Development Co. Ltd.		272,762	271,264
Power Assets Holdings Ltd.		27,000	256,880
SJM Holdings Ltd.		373,000	250,080
Sun Art Retail Group Ltd.		243,500	182,460

TOTAL HONG KONG			2,309,958

India - 0.0%
HDFC Bank Ltd. (a)		8,000	162,615
Housing Development Finance Corp. Ltd.		6,000	98,316

TOTAL INDIA			260,931

Ireland - 1.0%
Alkermes PLC (a)		45,400	1,804,650
CRH PLC		1,200	34,923
DCC PLC (United Kingdom)		13,000	1,151,094
James Hardie Industries PLC CDI		32,477	457,578
Medtronic PLC		7,000	554,050
Ryanair Holdings PLC sponsored ADR		7,282	589,478
United Drug PLC (United Kingdom)		82,217	735,204

TOTAL IRELAND			5,326,977

Isle of Man - 0.5%
Optimal Payments PLC (a)		278,333	1,550,288
Playtech Ltd.		104,476	1,228,110

TOTAL ISLE OF MAN			2,778,398

Israel - 0.1%
Sarine Technologies Ltd.		282,500	346,600
Teva Pharmaceutical Industries Ltd. sponsored ADR		720	39,204

TOTAL ISRAEL			385,804

Japan - 2.9%
AEON Financial Service Co. Ltd.		16,200	361,564
Asahi Group Holdings		8,500	269,765
Asahi Kasei Corp.		7,000	47,895
Bridgestone Corp.		10,100	371,755
Casio Computer Co. Ltd.		19,200	365,317
Dai-ichi Mutual Life Insurance Co.		17,000	204,335
Daifuku Co. Ltd.		15,000	268,273
Daikin Industries Ltd.		5,600	444,523
Eiken Chemical Co. Ltd.		5,800	106,191
Fuji Heavy Industries Ltd.		11,500	377,602
Hitachi Metals Ltd.		38,800	393,981
Hoya Corp.		18,800	719,932
Itochu Corp.		25,200	320,257
Koito Manufacturing Co. Ltd.		2,700	116,976
Kubota Corp.		26,000	378,738
Kyudenko Corp.		11,400	289,493
Lawson, Inc.		4,700	363,795
LIXIL Group Corp.		20,300	425,045
NEC Corp.		194,000	472,152
Nihon Kohden Corp.		9,600	239,006
Nintendo Co. Ltd.		2,500	338,503
Nippon Ceramic Co. Ltd. (a)		12,200	219,704
Nippon Shinyaku Co. Ltd.		9,000	406,512
Nitori Holdings Co. Ltd.		4,700	437,188
Nitto Denko Corp.		5,400	290,901
NTT DOCOMO, Inc.		28,100	673,950
ORIX Corp.		56,700	802,018
Otsuka Holdings Co. Ltd.		10,200	397,642
Panasonic Corp.		52,800	470,876
ROHM Co. Ltd.		6,300	272,637
Shimamura Co. Ltd.		2,000	269,987
SoftBank Corp.		10,500	564,590
Sohgo Security Services Co., Ltd.		2,800	155,484
Sumitomo Metal Mining Co. Ltd.		19,000	214,367
Sumitomo Mitsui Financial Group, Inc.		12,700	382,165
Sumitomo Mitsui Trust Holdings, Inc.		70,000	215,172
Tokyo Electron Ltd.		4,200	277,587
Tokyu Fudosan Holdings Corp.		23,000	156,371
Toray Industries, Inc.		54,000	451,050
Tosoh Corp.		93,000	425,082
Toyota Motor Corp.		9,100	461,277
Tsuruha Holdings, Inc.		4,400	422,029
Yahoo! Japan Corp.		72,900	326,113
Yamaha Motor Co. Ltd.		24,000	392,840
Yumeshin Holdings Co. Ltd.		14,900	85,766

TOTAL JAPAN			15,646,406

Luxembourg - 0.0%
Samsonite International SA		69,600	223,837
Malta - 0.2%
Kambi Group PLC (a)		52,200	900,286
Netherlands - 0.2%
CSM NV (exchangeable)		15,600	398,161
LyondellBasell Industries NV Class A		290	23,974
RELX NV		49,206	825,712

TOTAL NETHERLANDS			1,247,847

New Zealand - 0.0%
Chorus Ltd.		43,329	121,018
Norway - 0.2%
TGS Nopec Geophysical Co. ASA		66,000	1,104,119
Singapore - 0.1%
CapitaLand Ltd.		127,000	293,691
Croesus Retail Trust		64,900	40,296
Jardine Cycle & Carriage Ltd.		3,900	111,996
Keppel Corp. Ltd.		41,000	164,628
Rex International Holdings Ltd. (a)		870,800	62,161

TOTAL SINGAPORE			672,772

South Africa - 0.1%
Naspers Ltd. Class N		3,000	411,630
Spain - 0.4%
Amadeus IT Holding SA Class A		27,500	1,251,368
Red Electrica Corporacion SA		9,600	857,084

TOTAL SPAIN			2,108,452

Sweden - 2.0%
Elekta AB (B Shares)		152,898	1,117,635
Getinge AB (B Shares)		114,100	2,412,590
H&M Hennes & Mauritz AB (B Shares)		34,572	1,229,110
Hemfosa Fastigheter AB		62,500	651,816
Hemfosa Fastigheter AB rights 5/10/16 (a)		62,500	22,570
Indutrade AB (b)		15,900	891,578
Kungsleden AB (b)		105,795	727,876
Lundbergfoeretagen AB		5,000	271,529
Pandox AB		41,300	700,981
Sandvik AB (b)		61,200	627,970
Svenska Cellulosa AB (SCA) (B Shares)		41,100	1,294,347
Svenska Handelsbanken AB (A Shares)		60,100	801,743

TOTAL SWEDEN			10,749,745

Switzerland - 0.3%
Chubb Ltd.		2,800	330,008
Julius Baer Group Ltd.		25,650	1,099,251

TOTAL SWITZERLAND			1,429,259

United Kingdom - 3.6%
Aldermore Group PLC (a)		20,930	57,494
Ashmore Group PLC		10,400	46,667
Big Yellow Group PLC		53,700	632,418
Bunzl PLC		35,585	1,060,179
CMC Markets PLC		146,370	534,671
Compass Group PLC		62,335	1,110,086
Dechra Pharmaceuticals PLC		52,000	840,337
Diploma PLC		68,700	734,287
Imperial Tobacco Group PLC		23,967	1,302,196
International Personal Finance PLC		264,200	1,033,032
Micro Focus International PLC		41,400	924,917
Prudential PLC		71,774	1,416,785
Rolls-Royce Group PLC		71,116	695,685
Saga PLC		114,800	351,583
Schroders PLC		11,436	420,082
Senior Engineering Group PLC		179,200	569,760
Shawbrook Group PLC		140,613	588,839
Softcat PLC		114,800	535,091
St. James's Place Capital PLC		30,620	387,899
Standard Chartered PLC:
(Hong Kong)		34,842	284,153
(United Kingdom)		252,630	2,037,969
Unite Group PLC		59,000	545,265
Virgin Money Holdings Uk PLC		68,400	364,891
William Hill PLC		472,249	2,157,713
Worldpay Group PLC (a)		210,200	819,740

TOTAL UNITED KINGDOM			19,451,739

United States of America - 33.5%
AAON, Inc.		12,000	318,240
Activision Blizzard, Inc.		14,000	482,580
Acuity Brands, Inc.		5,700	1,390,173
Adobe Systems, Inc. (a)		99,700	9,393,734
Air Products & Chemicals, Inc.		2,000	291,780
Alaska Air Group, Inc.		55,200	3,887,736
Albemarle Corp. U.S.		25,000	1,654,000
Alphabet, Inc. Class A		13,600	9,627,168
Amazon.com, Inc. (a)		6,500	4,287,335
American Tower Corp.		52,000	5,453,760
ANSYS, Inc. (a)		16,000	1,452,320
Applied Materials, Inc.		28,000	573,160
AT&T, Inc.		73,000	2,833,860
AutoZone, Inc. (a)		7,900	6,045,317
Bats Global Markets, Inc.		8,500	201,535
BlackRock, Inc. Class A		1,200	427,596
bluebird bio, Inc. (a)		6,100	270,535
Boston Scientific Corp. (a)		50,000	1,096,000
Bristol-Myers Squibb Co.		83,400	6,019,812
Cigna Corp.		3,300	457,182
CME Group, Inc.		21,000	1,930,110
Cognizant Technology Solutions Corp. Class A (a)		56,000	3,268,720
ConocoPhillips Co.		81,000	3,870,990
Constellation Brands, Inc. Class A (sub. vtg.)		20,000	3,121,200
Cummins, Inc.		800	93,624
CVS Health Corp.		13,000	1,306,500
D.R. Horton, Inc.		26,000	781,560
Danaher Corp.		6,900	667,575
E*TRADE Financial Corp. (a)		29,000	730,220
Edgewell Personal Care Co. (a)		320	26,262
Edwards Lifesciences Corp. (a)		6,200	658,502
Electronic Arts, Inc. (a)		23,500	1,453,475
Equifax, Inc.		4,000	481,000
Estee Lauder Companies, Inc. Class A		51,600	4,946,892
Extra Space Storage, Inc.		18,400	1,563,080
Facebook, Inc. Class A (a)		32,800	3,856,624
Gilead Sciences, Inc.		14,000	1,234,940
Hess Corp.		34,000	2,027,080
Home Depot, Inc.		18,000	2,410,020
Intercept Pharmaceuticals, Inc. (a)		11,300	1,703,362
Interpublic Group of Companies, Inc.		51,000	1,169,940
Ionis Pharmaceuticals, Inc. (a)		11,600	475,252
J.B. Hunt Transport Services, Inc.		2,000	165,760
Kansas City Southern		66,000	6,253,500
Level 3 Communications, Inc. (a)		18,000	940,680
Lockheed Martin Corp.		8,700	2,021,706
lululemon athletica, Inc. (a)		11,600	760,380
MasterCard, Inc. Class A		46,800	4,539,132
McGraw Hill Financial, Inc.		52,900	5,652,365
Medivation, Inc. (a)		74,757	4,320,955
Molson Coors Brewing Co. Class B		28,930	2,766,576
Monsanto Co.		310	29,041
Monster Beverage Corp.		2,200	317,284
MSCI, Inc. Class A		67,500	5,125,950
Newell Brands, Inc.		42,000	1,912,680
NewMarket Corp.		1,900	771,514
NIKE, Inc. Class B		45,200	2,664,088
Norfolk Southern Corp.		41,000	3,694,510
Northrop Grumman Corp.		9,900	2,041,974
NVIDIA Corp.		2,600	92,378
O'Reilly Automotive, Inc. (a)		4,700	1,234,596
PACCAR, Inc.		14,900	877,759
PayPal Holdings, Inc. (a)		153,000	5,994,540
Phillips 66 Co.		3,000	246,330
Post Holdings, Inc. (a)		27,200	1,954,048
Prestige Brands Holdings, Inc. (a)		64,500	3,662,310
Priceline Group, Inc. (a)		1,200	1,612,392
Public Storage		2,000	489,620
PVH Corp.		5,000	478,000
Raytheon Co.		4,500	568,575
Regal Beloit Corp.		6,500	418,730
Reynolds American, Inc.		112,000	5,555,200
Salesforce.com, Inc. (a)		26,800	2,031,440
ServiceMaster Global Holdings, Inc. (a)		6,300	241,416
Sherwin-Williams Co.		3,200	919,392
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)		6,700	221,435
SLM Corp. (a)		24,500	165,865
Southwest Airlines Co.		4,000	178,440
Spectrum Brands Holdings, Inc.		10,500	1,192,800
Spirit Airlines, Inc. (a)		50,200	2,205,286
The NASDAQ OMX Group, Inc.		10,000	617,100
Ultragenyx Pharmaceutical, Inc. (a)		4,900	331,338
Under Armour, Inc. Class A (sub. vtg.) (a)		2,400	105,456
Union Pacific Corp.		10,000	872,300
UnitedHealth Group, Inc.		29,900	3,937,232
Visa, Inc. Class A		55,000	4,248,200
Xylem, Inc.		15,000	626,700

TOTAL UNITED STATES OF AMERICA			178,997,724

TOTAL COMMON STOCKS
(Cost $270,853,755)			303,245,371

Nonconvertible Preferred Stocks - 0.0%
United Kingdom - 0.0%
Rolls-Royce Group PLC
(Cost $7,377)		5,049,236	7,378

Investment Companies - 3.5%
United States of America - 3.5%
iShares Barclays TIPS Bond ETF
(Cost $17,930,597)		161,200	18,518,656
		Principal Amount(c)	Value

Nonconvertible Bonds - 7.0%
Australia - 0.1%
Aurizon Network Pty Ltd. 2% 9/18/24 (Reg. S)	EUR	450,000	488,285
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	299,852

TOTAL AUSTRALIA			788,137

Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	737,359
4.7201% 7/31/18 (Reg. S)	GBP	600,000	905,551

TOTAL BAILIWICK OF JERSEY			1,642,910

British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	425,588
Canada - 0.0%
The Toronto-Dominion Bank 2.375% 10/19/16		250,000	251,884
Cayman Islands - 0.1%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	172,429	260,607
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	206,482

TOTAL CAYMAN ISLANDS			467,089

France - 0.4%
Arkema SA 3.85% 4/30/20	EUR	300,000	390,018
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (d)		350,000	355,146
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	614,573
Iliad SA 4.875% 6/1/16	EUR	500,000	574,277

TOTAL FRANCE			1,934,014

Germany - 0.2%
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	663,966
Vier Gas Transport GmbH 2.875% 6/12/25 (Reg. S)	EUR	200,000	262,831

TOTAL GERMANY			926,797

Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	408,898
Ireland - 0.0%
Aquarius & Investments PLC 4.25% 10/2/43 (e)	EUR	150,000	190,659
Italy - 0.1%
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	713,879
Korea (South) - 0.1%
Export-Import Bank of Korea 5% 4/11/22		200,000	229,362
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	201,020
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	204,067

TOTAL KOREA (SOUTH)			634,449

Luxembourg - 0.1%
Actavis Funding SCS 3% 3/12/20		250,000	255,337
Netherlands - 0.9%
Achmea BV 2.5% 11/19/20	EUR	500,000	625,349
CRH Funding BV 1.875% 1/9/24 (Reg. S)	EUR	325,000	393,563
Deutsche Annington Finance BV:
3.2% 10/2/17 (d)		350,000	356,472
5% 10/2/23 (d)		450,000	475,079
Heineken NV 1.4% 10/1/17 (d)		550,000	552,125
ING Bank NV 3% 4/11/28 Reg. S (e)	EUR	600,000	706,259
LYB International Finance BV 4.875% 3/15/44		500,000	519,724
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	500,000	680,448
Volkswagen International Finance NV 2.375% 3/22/17 (d)		400,000	402,657
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	182,620

TOTAL NETHERLANDS			4,894,296

Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/18 (d)		400,000	399,491
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	414,049
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	272,273

TOTAL SINGAPORE			686,322

Slovakia - 0.1%
SPP Distribucia A/S 2.625% 6/23/21 (Reg S.)	EUR	450,000	543,097
Sweden - 0.1%
Svenska Handelsbanken AB 2.656% 1/15/24 (e)	EUR	441,000	522,476
Switzerland - 0.1%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (e)	EUR	300,000	367,933
United Kingdom - 0.8%
Barclays Bank PLC 2.625% 11/11/25 (Reg. S) (e)	EUR	450,000	486,388
BAT International Finance PLC 3.25% 6/7/22 (d)		200,000	211,308
Direct Line Insurance Group PLC 9.25% 4/27/42 (e)	GBP	100,000	175,045
Eversholt Funding PLC 6.697% 2/22/35	GBP	100,000	191,372
Experian Finance PLC 2.375% 6/15/17 (d)		425,000	426,678
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	608,797
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	588,604
Intu Properties PLC 3.875% 3/17/23	GBP	300,000	459,606
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	444,571
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	100,000	119,450
Tesco PLC 5.875% 9/12/16	EUR	100,000	116,786
Unite (USAF) II PLC 3.374% 6/30/28	GBP	150,000	228,919
Wales & West Utilities Finance PLC 6.75% 12/17/36 (e)	GBP	150,000	242,130

TOTAL UNITED KINGDOM			4,299,654

United States of America - 3.2%
Altria Group, Inc.:
2.85% 8/9/22		500,000	519,263
9.25% 8/6/19		134,000	166,497
American Express Co. 1.55% 5/22/18		550,000	551,310
American International Group, Inc. 5% 4/26/23	GBP	200,000	324,215
AutoZone, Inc. 3.125% 7/15/23		400,000	403,538
Bank of America Corp. 4.2% 8/26/24		950,000	966,508
Burlington Northern Santa Fe LLC:
3.4% 9/1/24		550,000	588,552
4.15% 4/1/45		150,000	158,148
Chevron Corp.:
2.427% 6/24/20		200,000	205,479
3.191% 6/24/23		300,000	314,149
Citigroup, Inc.:
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,345,469
4.5% 1/14/22		150,000	163,935
General Electric Co. 5.25% 12/6/17		550,000	587,503
Glencore Funding LLC 3.125% 4/29/19 (d)		250,000	238,750
H.J. Heinz Co. 5.2% 7/15/45 (d)		250,000	287,668
Illinois Tool Works, Inc. 3% 5/19/34	EUR	300,000	387,839
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	1,298,271
Medtronic, Inc.:
3.5% 3/15/25		700,000	750,404
4.375% 3/15/35		422,000	467,376
4.625% 3/15/45		450,000	514,085
Metropolitan Life Global Funding I 3% 1/10/23 (d)		350,000	352,609
Morgan Stanley 4.35% 9/8/26		950,000	981,077
NBCUniversal, Inc. 4.375% 4/1/21		500,000	559,326
Philip Morris International, Inc. 2.875% 5/30/24	EUR	150,000	197,394
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	112,633
Prologis LP:
3% 1/18/22	EUR	300,000	374,852
3% 6/2/26	EUR	250,000	313,835
3.375% 2/20/24	EUR	450,000	580,223
Qwest Corp. 6.75% 12/1/21		650,000	702,130
SABMiller Holdings, Inc.:
2.2% 8/1/18 (d)		450,000	456,742
2.45% 1/15/17 (d)		400,000	403,561
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	650,727
WEA Finance LLC/Westfield UK & Europe Finance PLC 2.7% 9/17/19 (d)		600,000	607,318
Wells Fargo & Co. 3.676% 6/15/16		450,000	451,583
William Wrigley Jr. Co. 2.9% 10/21/19 (d)		150,000	155,060

TOTAL UNITED STATES OF AMERICA			17,138,029

TOTAL NONCONVERTIBLE BONDS
(Cost $37,712,810)			37,490,939

Government Obligations - 28.0%
Canada - 0.6%
Canadian Government 1.5% 6/1/23	CAD	4,000,000	3,251,678
Denmark - 0.5%
Danish Kingdom Inflation-Linked Bond, 0.1% 11/15/23	DKK	15,618,300	2,516,930
Germany - 1.4%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	1,021,300	1,260,498
0.5% 2/15/26(Reg. S)	EUR	400,000	467,401
1.5% 2/15/23	EUR	450,000	571,690
1.75% 2/15/24	EUR	150,000	195,068
2% 8/15/23	EUR	400,000	527,081
2.5% 7/4/44	EUR	2,400,000	3,761,816
4.75% 7/4/34	EUR	250,000	480,210

TOTAL GERMANY			7,263,764

Ireland - 0.2%
Irish Republic 2% 2/18/45 (Reg.S)	EUR	800,000	925,933
Italy - 2.5%
Buoni del Tesoro Poliennali 4.5% 3/1/24	EUR	5,450,000	7,770,699
Italian Republic Inflation-Indexed Bond 2.6% 9/15/23	EUR	4,279,142	5,762,006

TOTAL ITALY			13,532,705

Japan - 9.2%
Japan Government:
0.1% 6/15/16	JPY	834,000,000	7,840,541
0.1% 4/15/17	JPY	50,000,000	471,353
0.4% 9/20/25	JPY	175,000,000	1,723,240
1.3% 6/20/20	JPY	1,081,800,000	10,804,579
1.3% 3/20/21	JPY	802,750,000	8,100,457
1.7% 9/20/32	JPY	1,164,450,000	13,689,182
2% 9/20/40	JPY	481,000,000	6,273,795

TOTAL JAPAN			48,903,147

Netherlands - 2.1%
Dutch Government:
0.25% 7/15/25	EUR	8,700,000	9,835,179
2.75% 1/15/47	EUR	1,000,000	1,609,956

TOTAL NETHERLANDS			11,445,135

Spain - 2.8%
Spanish Kingdom:
Inflation-Indexed Bond, 1.8% 11/30/24 (d)	EUR	600,000	747,737
2.15% 10/31/25(Reg. S) (d)	EUR	2,350,000	2,836,104
2.9% 10/31/46(Reg. S) (d)	EUR	850,000	985,830
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	8,167,172
5.5% 4/30/21	EUR	1,400,000	1,995,856

TOTAL SPAIN			14,732,699

United Kingdom - 0.9%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	1,964,351
4% 3/7/22	GBP	1,250,000	2,134,167
5% 3/7/25	GBP	450,000	848,170
6% 12/7/28	GBP	50,000	107,812

TOTAL UNITED KINGDOM			5,054,500

United States of America - 7.8%
U.S. Treasury Bills, yield at date of purchase 0.38% to 0.45% 1/5/17		18,800,000	18,747,920
U.S. Treasury Bonds:
2.75% 8/15/42		200,000	205,102
2.75% 11/15/42		300,000	307,008
3% 11/15/44		200,000	213,969
3% 5/15/45		350,000	374,186
3.625% 2/15/44		500,000	601,211
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/25		3,003,240	3,037,812
U.S. Treasury Notes:
1.625% 11/15/22		8,150,000	8,185,974
1.75% 5/15/23		2,850,000	2,878,389
2.25% 11/15/24		6,100,000	6,342,335
2.75% 11/15/23		575,000	620,461

TOTAL UNITED STATES OF AMERICA			41,514,367

TOTAL GOVERNMENT OBLIGATIONS
(Cost $145,850,235)			149,140,858

Asset-Backed Securities - 0.2%
Channel Link Enterprises Finance PLC 3.209% 6/30/50(e)
(Cost $1,240,454)		950,000	1,081,772

Commercial Mortgage Securities - 0.0%
United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.1144% 4/19/21(e)
(Cost $137,617)		89,065	126,300

Supranational Obligations - 0.2%
European Investment Bank 1.75% 3/15/17 (Cost $999,200)		1,000,000	1,008,265

Preferred Securities - 0.5%
Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (e)(f)	GBP	200,000	449,191
France - 0.1%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (e)		350,000	387,149
Japan - 0.0%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (e)(f)		275,000	316,276
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (e)	EUR	800,000	973,753
United Kingdom - 0.1%
Lloyds Banking Group PLC 7% (Reg. S) (e)(f)	GBP	500,000	712,468
TOTAL PREFERRED SECURITIES
(Cost $3,117,875)			2,838,837
		Shares	Value

Equity Central Funds - 2.1%
Fidelity Commodity Strategy Central Fund (a)(g)		880,300	5,625,117
Fidelity Emerging Markets Equity Central Fund (g)		31,100	5,722,089
TOTAL EQUITY CENTRAL FUNDS
(Cost $10,400,071)			11,347,206

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.38% (h)		8,409,746	8,409,746
Fidelity Securities Lending Cash Central Fund, 0.42% (h)(i)		2,470,071	2,470,071
TOTAL MONEY MARKET FUNDS
(Cost $10,879,817)			10,879,817
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $499,129,808)			535,685,399
NET OTHER ASSETS (LIABILITIES) - (0.4)%			(1,871,585)
NET ASSETS - 100%			$533,813,814

Currency Abbreviations

CAD – Canadian dollar

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,250,335 or 1.9% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,028
Fidelity Commodity Strategy Central Fund	0
Fidelity Emerging Markets Equity Central Fund	21,459
Fidelity Securities Lending Cash Central Fund	11,820
Total	$62,307

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$5,004,200	$--	$5,625,117	1.2%
Fidelity Emerging Markets Equity Central Fund	--	5,395,871	--	5,722,089	1.5%
Total	$--	$10,400,071	$--	$11,347,206

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$42,470,739	$35,716,326	$6,754,413	$--
Consumer Staples	27,279,454	26,041,405	1,238,049	--
Energy	16,278,212	16,278,212	--	--
Financials	54,420,868	46,674,906	7,745,962	--
Health Care	40,987,090	36,871,335	4,115,755	--
Industrials	44,428,315	40,738,692	3,689,623	--
Information Technology	60,042,358	55,224,083	4,818,275	--
Materials	10,213,235	7,886,772	2,326,463	--
Telecommunication Services	5,860,844	4,622,304	1,238,540	--
Utilities	1,271,634	907,220	364,414	--
Investment Companies	18,518,656	18,518,656	--	--
Corporate Bonds	37,490,939	--	37,490,939	--
Government Obligations	149,140,858	--	149,140,858	--
Asset-Backed Securities	1,081,772	--	1,081,772	--
Commercial Mortgage Securities	126,300	--	126,300	--
Supranational Obligations	1,008,265	--	1,008,265	--
Preferred Securities	2,838,837	--	2,838,837	--
Equity Central Funds	11,347,206	11,347,206	--	--
Money Market Funds	10,879,817	10,879,817	--	--
Total Investments in Securities:	$535,685,399	$311,706,934	$223,978,465	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$930,277
Level 2 to Level 1	$11,213,478

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets (Unaudited) is as follows. The information is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

U.S. Government and U.S. Government Agency Obligations	4.3%
AAA,AA,A	15.5%
BBB	9.5%
BB	0.3%
Not Rated	2.8%
Equities	62.3%
Short-Term Investments and Net Other Assets	5.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016
Assets
Investment in securities, at value (including securities loaned of $2,296,466) — See accompanying schedule: Unaffiliated issuers (cost $477,849,920)	$513,458,376
Fidelity Central Funds (cost $21,279,888)	22,227,023
Total Investments (cost $499,129,808)		$535,685,399
Cash		133,055
Foreign currency held at value (cost $13,406)		13,406
Receivable for investments sold		41,500,848
Receivable for fund shares sold		296,784
Dividends receivable		736,108
Interest receivable		1,291,081
Distributions receivable from Fidelity Central Funds		7,090
Prepaid expenses		534
Other receivables		14,804
Total assets		579,679,109
Liabilities
Payable for investments purchased	$41,179,345
Payable for fund shares redeemed	1,671,995
Accrued management fee	310,593
Distribution and service plan fees payable	40,015
Other affiliated payables	105,987
Other payables and accrued expenses	87,289
Collateral on securities loaned, at value	2,470,071
Total liabilities		45,865,295
Net Assets		$533,813,814
Net Assets consist of:
Paid in capital		$513,245,459
Distributions in excess of net investment income		(4,659,192)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,353,656)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,581,203
Net Assets		$533,813,814
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,459,413 ÷ 1,894,768 shares)		$22.41
Maximum offering price per share (100/94.25 of $22.41)		$23.78
Class T:
Net Asset Value and redemption price per share ($16,036,696 ÷ 721,015 shares)		$22.24
Maximum offering price per share (100/96.50 of $22.24)		$23.05
Class B:
Net Asset Value and offering price per share ($1,039,851 ÷ 46,965 shares)(a)		$22.14
Class C:
Net Asset Value and offering price per share ($28,358,114 ÷ 1,298,816 shares)(a)		$21.83
Global Balanced:
Net Asset Value, offering price and redemption price per share ($439,886,311 ÷ 19,410,084 shares)		$22.66
Class I:
Net Asset Value, offering price and redemption price per share ($6,033,429 ÷ 267,029 shares)		$22.59

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016
Investment Income
Dividends		$2,614,245
Interest		1,609,191
Income from Fidelity Central Funds		62,307
Income before foreign taxes withheld		4,285,743
Less foreign taxes withheld		(133,794)
Total income		4,151,949
Expenses
Management fee	$1,834,947
Transfer agent fees	504,351
Distribution and service plan fees	235,506
Accounting and security lending fees	134,756
Custodian fees and expenses	102,052
Independent trustees' compensation	1,179
Registration fees	72,464
Audit	64,261
Legal	2,496
Miscellaneous	1,700
Total expenses before reductions	2,953,712
Expense reductions	(17,938)	2,935,774
Net investment income (loss)		1,216,175
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,009,191)
Foreign currency transactions	59,697
Total net realized gain (loss)		(8,949,494)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,384,537
Assets and liabilities in foreign currencies	18,014
Total change in net unrealized appreciation (depreciation)		19,402,551
Net gain (loss)		10,453,057
Net increase (decrease) in net assets resulting from operations		$11,669,232

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,216,175	$3,617,582
Net realized gain (loss)	(8,949,494)	6,654,630
Change in net unrealized appreciation (depreciation)	19,402,551	(17,997,479)
Net increase (decrease) in net assets resulting from operations	11,669,232	(7,725,267)
Distributions to shareholders from net investment income	–	(1,672,129)
Distributions to shareholders from net realized gain	(15,584,739)	(43,816,065)
Total distributions	(15,584,739)	(45,488,194)
Share transactions - net increase (decrease)	(14,974,828)	(52,070,060)
Redemption fees	1,702	9,666
Total increase (decrease) in net assets	(18,888,633)	(105,273,855)
Net Assets
Beginning of period	552,702,447	657,976,302
End of period (including distributions in excess of net investment income of $4,659,192 and distributions in excess of net investment income of $5,875,367, respectively)	$533,813,814	$552,702,447

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class A

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.58	$24.65	$26.18	$23.45	$22.05	$21.88
Income from Investment Operations
Net investment income (loss)A	.03	.09	.15	.13	.27	.22
Net realized and unrealized gain (loss)	.45	(.45)	.49	3.13	1.41	.22
Total from investment operations	.48	(.36)	.64	3.26	1.68	.44
Distributions from net investment income	–	(.01)	(.10)	(.24)	(.19)	(.17)
Distributions from net realized gain	(.65)	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(.65)	(1.71)	(2.17)	(.53)	(.28)	(.27)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$22.41	$22.58	$24.65	$26.18	$23.45	$22.05
Total ReturnD,E,F	2.25%	(1.48)%	2.69%	14.19%	7.74%	2.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.31%I	1.29%	1.28%	1.31%	1.33%	1.37%
Expenses net of fee waivers, if any	1.31%I	1.29%	1.28%	1.31%	1.33%	1.37%
Expenses net of all reductions	1.30%I	1.27%	1.27%	1.29%	1.32%	1.35%
Net investment income (loss)	.28%I	.41%	.58%	.55%	1.18%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$42,459	$42,165	$47,048	$38,972	$26,714	$20,831
Portfolio turnover rateJ	122%I	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class T

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.44	$24.52	$26.04	$23.32	$21.96	$21.81
Income from Investment Operations
Net investment income (loss)A	–B	.03	.08	.07	.21	.17
Net realized and unrealized gain (loss)	.45	(.46)	.49	3.12	1.41	.22
Total from investment operations	.45	(.43)	.57	3.19	1.62	.39
Distributions from net investment income	–	–	(.02)	(.18)	(.17)	(.13)
Distributions from net realized gain	(.65)	(1.65)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(.65)	(1.65)	(2.09)	(.47)	(.26)	(.24)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$22.24	$22.44	$24.52	$26.04	$23.32	$21.96
Total ReturnC,D,E	2.13%	(1.80)%	2.40%	13.94%	7.46%	1.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%H	1.56%	1.55%	1.57%	1.58%	1.59%
Expenses net of fee waivers, if any	1.59%H	1.56%	1.55%	1.57%	1.58%	1.59%
Expenses net of all reductions	1.59%H	1.55%	1.55%	1.55%	1.57%	1.58%
Net investment income (loss)	- %H,I	.14%	.31%	.28%	.94%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$16,037	$16,867	$17,662	$14,650	$13,654	$10,357
Portfolio turnover rateJ	122%H	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class B

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.40	$24.43	$25.94	$23.22	$21.80	$21.68
Income from Investment Operations
Net investment income (loss)A	(.06)	(.09)	(.05)	(.06)	.09	.04
Net realized and unrealized gain (loss)	.45	(.46)	.49	3.11	1.41	.23
Total from investment operations	.39	(.55)	.44	3.05	1.50	.27
Distributions from net investment income	–	–	–	(.04)	–	(.04)
Distributions from net realized gain	(.65)	(1.48)	(1.95)	(.29)	(.08)	(.11)
Total distributions	(.65)	(1.48)	(1.95)	(.33)	(.08)	(.15)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$22.14	$22.40	$24.43	$25.94	$23.22	$21.80
Total ReturnC,D,E	1.86%	(2.31)%	1.90%	13.30%	6.92%	1.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.11%H	2.07%	2.07%	2.10%	2.12%	2.15%
Expenses net of fee waivers, if any	2.11%H	2.07%	2.07%	2.10%	2.12%	2.15%
Expenses net of all reductions	2.10%H	2.06%	2.07%	2.08%	2.11%	2.13%
Net investment income (loss)	(.52)%H	(.37)%	(.21)%	(.24)%	.39%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$1,040	$1,352	$2,025	$2,325	$2,426	$2,392
Portfolio turnover rateI	122%H	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class C

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.10	$24.17	$25.76	$23.09	$21.73	$21.65
Income from Investment Operations
Net investment income (loss)A	(.06)	(.09)	(.05)	(.06)	.09	.05
Net realized and unrealized gain (loss)	.44	(.46)	.49	3.08	1.41	.22
Total from investment operations	.38	(.55)	.44	3.02	1.50	.27
Distributions from net investment income	–	–	–	(.06)	(.05)	(.08)
Distributions from net realized gain	(.65)	(1.52)	(2.03)	(.29)	(.09)	(.11)
Total distributions	(.65)	(1.52)	(2.03)	(.35)	(.14)	(.19)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.83	$22.10	$24.17	$25.76	$23.09	$21.73
Total ReturnC,D,E	1.84%	(2.33)%	1.89%	13.27%	6.94%	1.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.12%H	2.10%	2.08%	2.12%	2.13%	2.13%
Expenses net of fee waivers, if any	2.12%H	2.09%	2.08%	2.12%	2.13%	2.13%
Expenses net of all reductions	2.12%H	2.08%	2.07%	2.10%	2.12%	2.11%
Net investment income (loss)	(.54)%H	(.40)%	(.22)%	(.26)%	.39%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$28,358	$28,505	$29,809	$20,997	$13,797	$9,598
Portfolio turnover rateI	122%H	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.79	$24.87	$26.38	$23.62	$22.18	$21.99
Income from Investment Operations
Net investment income (loss)A	.06	.16	.22	.21	.33	.29
Net realized and unrealized gain (loss)	.46	(.47)	.50	3.14	1.44	.22
Total from investment operations	.52	(.31)	.72	3.35	1.77	.51
Distributions from net investment income	–	(.08)	(.16)	(.30)	(.24)	(.21)
Distributions from net realized gain	(.65)	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(.65)	(1.77)B	(2.23)	(.59)	(.33)	(.32)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$22.66	$22.79	$24.87	$26.38	$23.62	$22.18
Total ReturnD,E	2.41%	(1.24)%	3.00%	14.52%	8.11%	2.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.00%	.99%	1.02%	1.03%	1.05%
Expenses net of fee waivers, if any	1.02%H	1.00%	.99%	1.02%	1.03%	1.05%
Expenses net of all reductions	1.02%H	.99%	.99%	1.00%	1.02%	1.04%
Net investment income (loss)	.56%H	.70%	.87%	.84%	1.48%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$439,886	$457,766	$554,896	$540,412	$468,758	$520,753
Portfolio turnover rateI	122%H	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $1.697 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class I

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.72	$24.80	$26.33	$23.58	$22.16	$21.99
Income from Investment Operations
Net investment income (loss)A	.06	.16	.21	.20	.33	.28
Net realized and unrealized gain (loss)	.46	(.47)	.49	3.14	1.43	.21
Total from investment operations	.52	(.31)	.70	3.34	1.76	.49
Distributions from net investment income	–	(.07)	(.17)	(.30)	(.25)	(.21)
Distributions from net realized gain	(.65)	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(.65)	(1.77)	(2.23)B	(.59)	(.34)	(.32)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$22.59	$22.72	$24.80	$26.33	$23.58	$22.16
Total ReturnD,E	2.42%	(1.25)%	2.95%	14.50%	8.10%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	1.01%	1.02%	1.03%	1.04%	1.11%
Expenses net of fee waivers, if any	1.01%H	1.01%	1.02%	1.03%	1.04%	1.11%
Expenses net of all reductions	1.00%H	1.00%	1.02%	1.01%	1.03%	1.10%
Net investment income (loss)	.58%H	.68%	.84%	.83%	1.48%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$6,033	$6,048	$6,537	$3,183	$1,966	$1,149
Portfolio turnover rateI	122%H	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.23 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $2.065 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2016

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.06%
Fidelity Emerging Markets Equity Central Fund	FMR Co., Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	.10%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$50,174,508
Gross unrealized depreciation	(14,617,836)
Net unrealized appreciation (depreciation) on securities	$35,556,672
Tax cost	$500,128,727

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities and U.S. government securities, aggregated $295,742,650 and $316,182,022, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$51,343	$666
Class T	.25%	.25%	39,549	152
Class B	.75%	.25%	6,129	4,597
Class C	.75%	.25%	138,485	21,117
			$235,506	$26,532

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7,356
Class T	2,192
Class B(a)	54
Class C(a)	2,354
$11,956

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$44,930.22
Class T	19,696.25
Class B	1,643.27
Class C	38,945.28
Global Balanced	394,288.18
Class I	4,849.17
	$504,351

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,238 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $468 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,820. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,015 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,923.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$–	$21,068
Global Balanced	–	1,632,478
Class I	–	18,583
Total	$–	$1,672,129
From net realized gain
Class A	$1,198,713	$3,250,151
Class T	472,741	1,204,951
Class B	38,199	119,044
Class C	844,073	1,878,431
Global Balanced	12,857,308	36,937,336
Class I	173,705	426,152
Total	$15,584,739	$43,816,065

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	165,229	342,368	$3,564,662	$7,938,746
Reinvestment of distributions	52,986	138,033	1,141,851	3,123,694
Shares redeemed	(191,163)	(521,026)	(4,154,584)	(12,017,082)
Net increase (decrease)	27,052	(40,625)	$551,929	$(954,642)
Class T
Shares sold	36,686	115,195	$787,217	$2,671,230
Reinvestment of distributions	21,845	52,572	467,928	1,186,019
Shares redeemed	(89,056)	(136,517)	(1,917,630)	(3,134,575)
Net increase (decrease)	(30,525)	31,250	$(662,485)	$722,674
Class B
Shares sold	48	1,702	$1,015	$39,359
Reinvestment of distributions	1,741	5,016	37,184	113,421
Shares redeemed	(15,187)	(29,264)	(327,871)	(670,876)
Net increase (decrease)	(13,398)	(22,546)	$(289,672)	$(518,096)
Class C
Shares sold	135,192	290,996	$2,873,574	$6,638,000
Reinvestment of distributions	37,381	76,970	787,624	1,717,971
Shares redeemed	(163,518)	(311,709)	(3,434,936)	(7,093,083)
Net increase (decrease)	9,055	56,257	$226,262	$1,262,888
Global Balanced
Shares sold	1,032,950	2,245,199	$22,576,496	$52,274,696
Reinvestment of distributions	560,214	1,612,167	12,195,855	36,741,286
Shares redeemed	(2,267,676)	(6,083,367)	(49,597,708)	(141,655,708)
Net increase (decrease)	(674,512)	(2,226,001)	$(14,825,357)	$(52,639,726)
Class I
Shares sold	21,728	195,822	$481,799	$4,546,299
Reinvestment of distributions	6,856	15,294	148,834	347,634
Shares redeemed	(27,719)	(208,476)	(606,138)	(4,837,091)
Net increase (decrease)	865	2,640	$24,495	$56,842

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at April 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Global Balanced Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
June 16, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.31%
Actual		$1,000.00	$1,022.50	$6.59
Hypothetical-C		$1,000.00	$1,018.35	$6.57
Class T	1.59%
Actual		$1,000.00	$1,021.30	$7.99
Hypothetical-C		$1,000.00	$1,016.96	$7.97
Class B	2.11%
Actual		$1,000.00	$1,018.60	$10.59
Hypothetical-C		$1,000.00	$1,014.37	$10.57
Class C	2.12%
Actual		$1,000.00	$1,018.40	$10.64
Hypothetical-C		$1,000.00	$1,014.32	$10.62
Global Balanced	1.02%
Actual		$1,000.00	$1,024.10	$5.13
Hypothetical-C		$1,000.00	$1,019.79	$5.12
Class I	1.01%
Actual		$1,000.00	$1,024.20	$5.08
Hypothetical-C		$1,000.00	$1,019.84	$5.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from .06% to .10%.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	14,943,915,330.95	96.336
Withheld	568,375,299.84	3.664
TOTAL	15,512,290,630.79	100.000
John Engler
Affirmative	14,882,992,640.02	95.944
Withheld	629,297,990.77	4.056
TOTAL	15,512,290,630.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,876,209,021.25	95.900
Withheld	636,081,609.54	4.100
TOTAL	15,512,290,630.79	100.000
Robert F. Gartland
Affirmative	14,911,998,079.07	96.131
Withheld	600,292,551.72	3.869
TOTAL	15,512,290,630.79	100.000
Abigail P. Johnson
Affirmative	14,938,566,748.36	96.302
Withheld	573,723,882.43	3.698
TOTAL	15,512,290,630.79	100.000
Arthur E. Johnson
Affirmative	14,924,734,316.31	96.213
Withheld	587,556,314.48	3.787
TOTAL	15,512,290,630.79	100.000
Michael E. Kenneally
Affirmative	14,957,076,322.58	96.421
Withheld	555,214,308.21	3.579
TOTAL	15,512,290,630.79	100.000
James H. Keyes
Affirmative	14,883,069,701.12	95.944
Withheld	629,220,929.67	4.056
TOTAL	15,512,290,630.79	100.000
Marie L. Knowles
Affirmative	14,926,474,549.99	96.224
Withheld	585,816,080.80	3.776
TOTAL	15,512,290,630.79	100.000
Geoffrey A. von Kuhn
Affirmative	14,911,889,870.77	96.130
Withheld	600,400,760.02	3.870
TOTAL	15,512,290,630.79	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GBL-SANN-0616
1.848653.108

Fidelity Advisor® Global Balanced Fund - Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016 Class A, Class T, Class B and Class C are classes of Fidelity® Global Balanced Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United States of America*	50.8%
Japan	12.1%
United Kingdom	5.6%
Canada	4.4%
Germany	3.7%
Netherlands	3.2%
Spain	3.2%
Italy	2.6%
Sweden	2.1%
Other	12.3%

 * Includes Short-Term Investments and Net Other Assets (Liabilities)

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United States of America*	45.4%
Japan	15.1%
United Kingdom	7.7%
France	4.9%
Germany	3.2%
Italy	3.2%
Spain	2.9%
Sweden	2.8%
Netherlands	2.4%
Other	12.4%

 * Includes Short-Term Investments and Net Other Assets (Liabilities)

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	58.8(a)	58.8
Bonds	31.9	32.7
Convertible Securities	0.0	0.3
Other Investments	4.0	1.8
Short-Term Investments and Net Other Assets (Liabilities)	5.3	6.4

 (a) Includes investment in Fidelity Commodity Strategy Central Fund - 1.1%

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class A (United States of America)	1.8	1.9
Adobe Systems, Inc. (United States of America)	1.8	1.8
Kansas City Southern (United States of America)	1.2	0.0
AutoZone, Inc. (United States of America)	1.1	0.8
Bristol-Myers Squibb Co. (United States of America)	1.1	0.4
	7.0

Top Five Bond Issuers as of April 30, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	7.6	6.1
U.S. Treasury Obligations	4.3	3.9
Spanish Kingdom	2.8	2.4
Dutch Government	2.1	0.6
Buoni del Tesoro Poliennali	1.4	2.7
	18.2

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.0	16.6
Information Technology	11.5	13.2
Industrials	9.2	7.0
Consumer Discretionary	8.3	10.2
Health Care	8.0	8.8
Consumer Staples	5.5	3.8
Energy	3.4	3.1
Materials	2.5	2.9
Telecommunication Services	1.4	1.2
Utilities	0.5	0.9

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016

Showing Percentage of Net Assets

Common Stocks - 56.8%
		Shares	Value
Australia - 1.5%
AMP Ltd.		93,286	$417,068
Ardent Leisure Group unit		138,410	228,371
Australia & New Zealand Banking Group Ltd.		19,440	356,334
BHP Billiton Ltd.		24,215	378,165
BlueScope Steel Ltd.		67,320	331,178
Cimic Group Ltd.		13,250	360,571
Coca-Cola Amatil Ltd.		44,858	293,327
Commonwealth Bank of Australia		20,641	1,159,658
Computershare Ltd.		41,348	317,848
Corporate Travel Managemnt Ltd.		17,596	190,786
CSL Ltd.		5,415	433,057
Iluka Resources Ltd.		76,056	371,842
John Fairfax Holdings Ltd.		439,766	265,829
Lendlease Group unit		36,338	350,896
Macquarie Group Ltd.		9,747	470,607
Myer Holdings Ltd.		174,048	136,969
QBE Insurance Group Ltd.		49,873	422,818
Sims Metal Management Ltd.		55,389	399,250
Suncorp Group Ltd.		36,903	350,740
Sydney Airport unit		101,193	523,976

TOTAL AUSTRALIA			7,759,290

Austria - 0.2%
Andritz AG		14,700	823,265
Bailiwick of Jersey - 0.8%
Randgold Resources Ltd.		902	90,099
Shire PLC		36,000	2,246,472
Wizz Air Holdings PLC (a)		7,000	192,287
Wolseley PLC		14,030	785,849
WPP PLC		32,900	768,629

TOTAL BAILIWICK OF JERSEY			4,083,336

Bermuda - 0.4%
China Resource Gas Group Ltd.		38,000	107,534
DVN Holdings Ltd. (a)		886,000	135,414
Shangri-La Asia Ltd.		116,000	141,711
Vostok Emerging Finance Ltd. (depository receipt) (a)		3,274,986	440,447
Vostok New Ventures Ltd. SDR (a)		219,261	1,247,779

TOTAL BERMUDA			2,072,885

Canada - 3.8%
Agnico Eagle Mines Ltd. (Canada)		3,670	173,482
Agrium, Inc.		1,840	158,556
AGT Food & Ingredients, Inc.		1,100	35,559
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		4,790	209,971
Allied Properties (REIT)		3,340	94,101
ARC Resources Ltd.		6,520	110,009
AutoCanada, Inc.		1,750	28,634
Avigilon Corp. (a)		1,860	23,897
Bank of Nova Scotia		4,880	255,921
Canadian Energy Services & Technology Corp.		16,850	51,435
Canadian National Railway Co.		10,010	616,380
Canadian Natural Resources Ltd.		6,370	191,298
Cara Operations Ltd.		1,200	31,045
CCL Industries, Inc. Class B		530	97,049
Cenovus Energy, Inc.		172,640	2,736,757
CGI Group, Inc. Class A (sub. vtg.) (a)		3,460	158,067
Constellation Software, Inc.		300	117,241
Continental Gold, Inc. (a)		10,030	22,143
Corus Entertainment, Inc. Class B (non-vtg.)		5,400	53,841
DHX Media Ltd.		6,710	40,911
Enbridge, Inc.		9,220	382,997
Fairfax Financial Holdings Ltd. (sub. vtg.)		280	150,076
Franco-Nevada Corp.		760	53,364
George Weston Ltd.		2,910	252,523
Gildan Activewear, Inc.		2,590	80,443
Goldcorp, Inc.		11,430	230,294
H&R REIT/H&R Finance Trust		5,280	92,243
Hydro One Ltd.		2,670	50,136
Imperial Oil Ltd.		5,570	184,720
Intact Financial Corp.		2,560	189,444
Jean Coutu Group, Inc. Class A (sub. vtg.)		5,580	84,854
Keyera Corp. (b)		14,116	454,633
Labrador Iron Ore Royalty Corp.		3,220	37,725
Lundin Mining Corp. (a)		22,000	86,443
Magna International, Inc. Class A (sub. vtg.)		1,300	54,603
Manitoba Telecom Services, Inc.		800	20,939
Manulife Financial Corp.		6,400	94,365
Metro, Inc. Class A (sub. vtg.)		1,100	36,813
North West Co., Inc.		4,430	98,472
Open Text Corp.		2,330	130,455
Painted Pony Petroleum Ltd. (a)		7,180	33,877
Paramount Resources Ltd. Class A (a)		3,360	24,450
Parkland Fuel Corp.		2,980	56,835
Pason Systems, Inc.		3,410	49,572
Peyto Exploration & Development Corp.		3,370	86,029
Potash Corp. of Saskatchewan, Inc.		1,780	31,494
Power Corp. of Canada (sub. vtg.)		11,760	285,775
PrairieSky Royalty Ltd.		179,517	3,780,058
Quebecor, Inc. Class B (sub. vtg.)		2,890	77,300
Raging River Exploration, Inc. (a)		7,170	58,117
Rogers Communications, Inc. Class B (non-vtg.)		9,490	369,102
Royal Bank of Canada		18,120	1,125,297
Silver Wheaton Corp.		7,400	155,054
Spartan Energy Corp. (a)		22,880	52,336
Stantec, Inc.		2,460	63,054
Stantec, Inc. ADR		600	15,288
Stella-Jones, Inc.		1,000	38,232
Sun Life Financial, Inc.		9,700	330,884
Suncor Energy, Inc.		20,102	590,067
Tahoe Resources, Inc.		6,660	94,059
Teck Resources Ltd. Class B (sub. vtg.)		5,760	70,514
TELUS Corp.		10,620	336,705
The Toronto-Dominion Bank		88,080	3,920,673
Torex Gold Resources, Inc. (a)		31,320	55,666
TransForce, Inc.		3,620	68,320
Uranium Participation Corp. (a)		5,450	20,068
Valeant Pharmaceuticals International, Inc. (Canada) (a)		1,360	45,370
Western Forest Products, Inc.		15,900	28,513
WestJet Airlines Ltd.		3,160	52,889
Whitecap Resources, Inc. (b)		9,180	68,848
Winpak Ltd.		970	33,467
ZCL Composites, Inc.		8,450	55,494

TOTAL CANADA			20,045,246

Cayman Islands - 0.2%
Baidu.com, Inc. sponsored ADR (a)		700	136,010
CK Hutchison Holdings Ltd.		33,500	400,781
Imax China Holding, Inc.		16,400	91,637
Tencent Holdings Ltd.		16,200	329,643
Vipshop Holdings Ltd. ADR (a)		14,300	195,052

TOTAL CAYMAN ISLANDS			1,153,123

Denmark - 0.8%
Carlsberg A/S Series B		12,800	1,246,581
DSV de Sammensluttede Vognmaend A/S		12,500	525,986
Novozymes A/S Series B		18,216	873,007
Scandinavian Tobacco Group A/S		27,170	432,232
William Demant Holding A/S (a)		11,466	1,178,406

TOTAL DENMARK			4,256,212

Finland - 0.3%
Amer Group PLC (A Shares)		23,800	703,652
Valmet Corp.		59,200	742,267

TOTAL FINLAND			1,445,919

France - 1.2%
Amundi SA		900	41,418
Bollore Group		182,440	722,804
Capgemini SA		10,900	1,017,580
Eurazeo SA		11,000	774,626
Havas SA		151,200	1,265,245
Publicis Groupe SA		12,224	904,615
Wendel SA		7,700	889,624
Zodiac Aerospace		24,100	565,022

TOTAL FRANCE			6,180,934

Germany - 2.1%
adidas AG		16,300	2,101,602
Bayer AG		17,000	1,961,184
Brenntag AG		17,900	1,049,620
CompuGroup Medical AG		20,100	789,432
Fresenius SE & Co. KGaA		10,900	792,796
GEA Group AG		17,573	814,738
LEG Immobilien AG		14,309	1,324,033
SAP AG		31,415	2,464,854

TOTAL GERMANY			11,298,259

Hong Kong - 0.4%
AIA Group Ltd.		145,000	867,768
Hang Seng Bank Ltd.		20,100	364,424
Lenovo Group Ltd.		148,000	117,082
New World Development Co. Ltd.		272,762	271,264
Power Assets Holdings Ltd.		27,000	256,880
SJM Holdings Ltd.		373,000	250,080
Sun Art Retail Group Ltd.		243,500	182,460

TOTAL HONG KONG			2,309,958

India - 0.0%
HDFC Bank Ltd. (a)		8,000	162,615
Housing Development Finance Corp. Ltd.		6,000	98,316

TOTAL INDIA			260,931

Ireland - 1.0%
Alkermes PLC (a)		45,400	1,804,650
CRH PLC		1,200	34,923
DCC PLC (United Kingdom)		13,000	1,151,094
James Hardie Industries PLC CDI		32,477	457,578
Medtronic PLC		7,000	554,050
Ryanair Holdings PLC sponsored ADR		7,282	589,478
United Drug PLC (United Kingdom)		82,217	735,204

TOTAL IRELAND			5,326,977

Isle of Man - 0.5%
Optimal Payments PLC (a)		278,333	1,550,288
Playtech Ltd.		104,476	1,228,110

TOTAL ISLE OF MAN			2,778,398

Israel - 0.1%
Sarine Technologies Ltd.		282,500	346,600
Teva Pharmaceutical Industries Ltd. sponsored ADR		720	39,204

TOTAL ISRAEL			385,804

Japan - 2.9%
AEON Financial Service Co. Ltd.		16,200	361,564
Asahi Group Holdings		8,500	269,765
Asahi Kasei Corp.		7,000	47,895
Bridgestone Corp.		10,100	371,755
Casio Computer Co. Ltd.		19,200	365,317
Dai-ichi Mutual Life Insurance Co.		17,000	204,335
Daifuku Co. Ltd.		15,000	268,273
Daikin Industries Ltd.		5,600	444,523
Eiken Chemical Co. Ltd.		5,800	106,191
Fuji Heavy Industries Ltd.		11,500	377,602
Hitachi Metals Ltd.		38,800	393,981
Hoya Corp.		18,800	719,932
Itochu Corp.		25,200	320,257
Koito Manufacturing Co. Ltd.		2,700	116,976
Kubota Corp.		26,000	378,738
Kyudenko Corp.		11,400	289,493
Lawson, Inc.		4,700	363,795
LIXIL Group Corp.		20,300	425,045
NEC Corp.		194,000	472,152
Nihon Kohden Corp.		9,600	239,006
Nintendo Co. Ltd.		2,500	338,503
Nippon Ceramic Co. Ltd. (a)		12,200	219,704
Nippon Shinyaku Co. Ltd.		9,000	406,512
Nitori Holdings Co. Ltd.		4,700	437,188
Nitto Denko Corp.		5,400	290,901
NTT DOCOMO, Inc.		28,100	673,950
ORIX Corp.		56,700	802,018
Otsuka Holdings Co. Ltd.		10,200	397,642
Panasonic Corp.		52,800	470,876
ROHM Co. Ltd.		6,300	272,637
Shimamura Co. Ltd.		2,000	269,987
SoftBank Corp.		10,500	564,590
Sohgo Security Services Co., Ltd.		2,800	155,484
Sumitomo Metal Mining Co. Ltd.		19,000	214,367
Sumitomo Mitsui Financial Group, Inc.		12,700	382,165
Sumitomo Mitsui Trust Holdings, Inc.		70,000	215,172
Tokyo Electron Ltd.		4,200	277,587
Tokyu Fudosan Holdings Corp.		23,000	156,371
Toray Industries, Inc.		54,000	451,050
Tosoh Corp.		93,000	425,082
Toyota Motor Corp.		9,100	461,277
Tsuruha Holdings, Inc.		4,400	422,029
Yahoo! Japan Corp.		72,900	326,113
Yamaha Motor Co. Ltd.		24,000	392,840
Yumeshin Holdings Co. Ltd.		14,900	85,766

TOTAL JAPAN			15,646,406

Luxembourg - 0.0%
Samsonite International SA		69,600	223,837
Malta - 0.2%
Kambi Group PLC (a)		52,200	900,286
Netherlands - 0.2%
CSM NV (exchangeable)		15,600	398,161
LyondellBasell Industries NV Class A		290	23,974
RELX NV		49,206	825,712

TOTAL NETHERLANDS			1,247,847

New Zealand - 0.0%
Chorus Ltd.		43,329	121,018
Norway - 0.2%
TGS Nopec Geophysical Co. ASA		66,000	1,104,119
Singapore - 0.1%
CapitaLand Ltd.		127,000	293,691
Croesus Retail Trust		64,900	40,296
Jardine Cycle & Carriage Ltd.		3,900	111,996
Keppel Corp. Ltd.		41,000	164,628
Rex International Holdings Ltd. (a)		870,800	62,161

TOTAL SINGAPORE			672,772

South Africa - 0.1%
Naspers Ltd. Class N		3,000	411,630
Spain - 0.4%
Amadeus IT Holding SA Class A		27,500	1,251,368
Red Electrica Corporacion SA		9,600	857,084

TOTAL SPAIN			2,108,452

Sweden - 2.0%
Elekta AB (B Shares)		152,898	1,117,635
Getinge AB (B Shares)		114,100	2,412,590
H&M Hennes & Mauritz AB (B Shares)		34,572	1,229,110
Hemfosa Fastigheter AB		62,500	651,816
Hemfosa Fastigheter AB rights 5/10/16 (a)		62,500	22,570
Indutrade AB (b)		15,900	891,578
Kungsleden AB (b)		105,795	727,876
Lundbergfoeretagen AB		5,000	271,529
Pandox AB		41,300	700,981
Sandvik AB (b)		61,200	627,970
Svenska Cellulosa AB (SCA) (B Shares)		41,100	1,294,347
Svenska Handelsbanken AB (A Shares)		60,100	801,743

TOTAL SWEDEN			10,749,745

Switzerland - 0.3%
Chubb Ltd.		2,800	330,008
Julius Baer Group Ltd.		25,650	1,099,251

TOTAL SWITZERLAND			1,429,259

United Kingdom - 3.6%
Aldermore Group PLC (a)		20,930	57,494
Ashmore Group PLC		10,400	46,667
Big Yellow Group PLC		53,700	632,418
Bunzl PLC		35,585	1,060,179
CMC Markets PLC		146,370	534,671
Compass Group PLC		62,335	1,110,086
Dechra Pharmaceuticals PLC		52,000	840,337
Diploma PLC		68,700	734,287
Imperial Tobacco Group PLC		23,967	1,302,196
International Personal Finance PLC		264,200	1,033,032
Micro Focus International PLC		41,400	924,917
Prudential PLC		71,774	1,416,785
Rolls-Royce Group PLC		71,116	695,685
Saga PLC		114,800	351,583
Schroders PLC		11,436	420,082
Senior Engineering Group PLC		179,200	569,760
Shawbrook Group PLC		140,613	588,839
Softcat PLC		114,800	535,091
St. James's Place Capital PLC		30,620	387,899
Standard Chartered PLC:
(Hong Kong)		34,842	284,153
(United Kingdom)		252,630	2,037,969
Unite Group PLC		59,000	545,265
Virgin Money Holdings Uk PLC		68,400	364,891
William Hill PLC		472,249	2,157,713
Worldpay Group PLC (a)		210,200	819,740

TOTAL UNITED KINGDOM			19,451,739

United States of America - 33.5%
AAON, Inc.		12,000	318,240
Activision Blizzard, Inc.		14,000	482,580
Acuity Brands, Inc.		5,700	1,390,173
Adobe Systems, Inc. (a)		99,700	9,393,734
Air Products & Chemicals, Inc.		2,000	291,780
Alaska Air Group, Inc.		55,200	3,887,736
Albemarle Corp. U.S.		25,000	1,654,000
Alphabet, Inc. Class A		13,600	9,627,168
Amazon.com, Inc. (a)		6,500	4,287,335
American Tower Corp.		52,000	5,453,760
ANSYS, Inc. (a)		16,000	1,452,320
Applied Materials, Inc.		28,000	573,160
AT&T, Inc.		73,000	2,833,860
AutoZone, Inc. (a)		7,900	6,045,317
Bats Global Markets, Inc.		8,500	201,535
BlackRock, Inc. Class A		1,200	427,596
bluebird bio, Inc. (a)		6,100	270,535
Boston Scientific Corp. (a)		50,000	1,096,000
Bristol-Myers Squibb Co.		83,400	6,019,812
Cigna Corp.		3,300	457,182
CME Group, Inc.		21,000	1,930,110
Cognizant Technology Solutions Corp. Class A (a)		56,000	3,268,720
ConocoPhillips Co.		81,000	3,870,990
Constellation Brands, Inc. Class A (sub. vtg.)		20,000	3,121,200
Cummins, Inc.		800	93,624
CVS Health Corp.		13,000	1,306,500
D.R. Horton, Inc.		26,000	781,560
Danaher Corp.		6,900	667,575
E*TRADE Financial Corp. (a)		29,000	730,220
Edgewell Personal Care Co. (a)		320	26,262
Edwards Lifesciences Corp. (a)		6,200	658,502
Electronic Arts, Inc. (a)		23,500	1,453,475
Equifax, Inc.		4,000	481,000
Estee Lauder Companies, Inc. Class A		51,600	4,946,892
Extra Space Storage, Inc.		18,400	1,563,080
Facebook, Inc. Class A (a)		32,800	3,856,624
Gilead Sciences, Inc.		14,000	1,234,940
Hess Corp.		34,000	2,027,080
Home Depot, Inc.		18,000	2,410,020
Intercept Pharmaceuticals, Inc. (a)		11,300	1,703,362
Interpublic Group of Companies, Inc.		51,000	1,169,940
Ionis Pharmaceuticals, Inc. (a)		11,600	475,252
J.B. Hunt Transport Services, Inc.		2,000	165,760
Kansas City Southern		66,000	6,253,500
Level 3 Communications, Inc. (a)		18,000	940,680
Lockheed Martin Corp.		8,700	2,021,706
lululemon athletica, Inc. (a)		11,600	760,380
MasterCard, Inc. Class A		46,800	4,539,132
McGraw Hill Financial, Inc.		52,900	5,652,365
Medivation, Inc. (a)		74,757	4,320,955
Molson Coors Brewing Co. Class B		28,930	2,766,576
Monsanto Co.		310	29,041
Monster Beverage Corp.		2,200	317,284
MSCI, Inc. Class A		67,500	5,125,950
Newell Brands, Inc.		42,000	1,912,680
NewMarket Corp.		1,900	771,514
NIKE, Inc. Class B		45,200	2,664,088
Norfolk Southern Corp.		41,000	3,694,510
Northrop Grumman Corp.		9,900	2,041,974
NVIDIA Corp.		2,600	92,378
O'Reilly Automotive, Inc. (a)		4,700	1,234,596
PACCAR, Inc.		14,900	877,759
PayPal Holdings, Inc. (a)		153,000	5,994,540
Phillips 66 Co.		3,000	246,330
Post Holdings, Inc. (a)		27,200	1,954,048
Prestige Brands Holdings, Inc. (a)		64,500	3,662,310
Priceline Group, Inc. (a)		1,200	1,612,392
Public Storage		2,000	489,620
PVH Corp.		5,000	478,000
Raytheon Co.		4,500	568,575
Regal Beloit Corp.		6,500	418,730
Reynolds American, Inc.		112,000	5,555,200
Salesforce.com, Inc. (a)		26,800	2,031,440
ServiceMaster Global Holdings, Inc. (a)		6,300	241,416
Sherwin-Williams Co.		3,200	919,392
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)		6,700	221,435
SLM Corp. (a)		24,500	165,865
Southwest Airlines Co.		4,000	178,440
Spectrum Brands Holdings, Inc.		10,500	1,192,800
Spirit Airlines, Inc. (a)		50,200	2,205,286
The NASDAQ OMX Group, Inc.		10,000	617,100
Ultragenyx Pharmaceutical, Inc. (a)		4,900	331,338
Under Armour, Inc. Class A (sub. vtg.) (a)		2,400	105,456
Union Pacific Corp.		10,000	872,300
UnitedHealth Group, Inc.		29,900	3,937,232
Visa, Inc. Class A		55,000	4,248,200
Xylem, Inc.		15,000	626,700

TOTAL UNITED STATES OF AMERICA			178,997,724

TOTAL COMMON STOCKS
(Cost $270,853,755)			303,245,371

Nonconvertible Preferred Stocks - 0.0%
United Kingdom - 0.0%
Rolls-Royce Group PLC
(Cost $7,377)		5,049,236	7,378

Investment Companies - 3.5%
United States of America - 3.5%
iShares Barclays TIPS Bond ETF
(Cost $17,930,597)		161,200	18,518,656
		Principal Amount(c)	Value

Nonconvertible Bonds - 7.0%
Australia - 0.1%
Aurizon Network Pty Ltd. 2% 9/18/24 (Reg. S)	EUR	450,000	488,285
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	299,852

TOTAL AUSTRALIA			788,137

Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	737,359
4.7201% 7/31/18 (Reg. S)	GBP	600,000	905,551

TOTAL BAILIWICK OF JERSEY			1,642,910

British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	425,588
Canada - 0.0%
The Toronto-Dominion Bank 2.375% 10/19/16		250,000	251,884
Cayman Islands - 0.1%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	172,429	260,607
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	206,482

TOTAL CAYMAN ISLANDS			467,089

France - 0.4%
Arkema SA 3.85% 4/30/20	EUR	300,000	390,018
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (d)		350,000	355,146
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	614,573
Iliad SA 4.875% 6/1/16	EUR	500,000	574,277

TOTAL FRANCE			1,934,014

Germany - 0.2%
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	663,966
Vier Gas Transport GmbH 2.875% 6/12/25 (Reg. S)	EUR	200,000	262,831

TOTAL GERMANY			926,797

Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	408,898
Ireland - 0.0%
Aquarius & Investments PLC 4.25% 10/2/43 (e)	EUR	150,000	190,659
Italy - 0.1%
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	713,879
Korea (South) - 0.1%
Export-Import Bank of Korea 5% 4/11/22		200,000	229,362
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	201,020
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	204,067

TOTAL KOREA (SOUTH)			634,449

Luxembourg - 0.1%
Actavis Funding SCS 3% 3/12/20		250,000	255,337
Netherlands - 0.9%
Achmea BV 2.5% 11/19/20	EUR	500,000	625,349
CRH Funding BV 1.875% 1/9/24 (Reg. S)	EUR	325,000	393,563
Deutsche Annington Finance BV:
3.2% 10/2/17 (d)		350,000	356,472
5% 10/2/23 (d)		450,000	475,079
Heineken NV 1.4% 10/1/17 (d)		550,000	552,125
ING Bank NV 3% 4/11/28 Reg. S (e)	EUR	600,000	706,259
LYB International Finance BV 4.875% 3/15/44		500,000	519,724
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	500,000	680,448
Volkswagen International Finance NV 2.375% 3/22/17 (d)		400,000	402,657
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	182,620

TOTAL NETHERLANDS			4,894,296

Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/18 (d)		400,000	399,491
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	414,049
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	272,273

TOTAL SINGAPORE			686,322

Slovakia - 0.1%
SPP Distribucia A/S 2.625% 6/23/21 (Reg S.)	EUR	450,000	543,097
Sweden - 0.1%
Svenska Handelsbanken AB 2.656% 1/15/24 (e)	EUR	441,000	522,476
Switzerland - 0.1%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (e)	EUR	300,000	367,933
United Kingdom - 0.8%
Barclays Bank PLC 2.625% 11/11/25 (Reg. S) (e)	EUR	450,000	486,388
BAT International Finance PLC 3.25% 6/7/22 (d)		200,000	211,308
Direct Line Insurance Group PLC 9.25% 4/27/42 (e)	GBP	100,000	175,045
Eversholt Funding PLC 6.697% 2/22/35	GBP	100,000	191,372
Experian Finance PLC 2.375% 6/15/17 (d)		425,000	426,678
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	608,797
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	588,604
Intu Properties PLC 3.875% 3/17/23	GBP	300,000	459,606
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	444,571
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	100,000	119,450
Tesco PLC 5.875% 9/12/16	EUR	100,000	116,786
Unite (USAF) II PLC 3.374% 6/30/28	GBP	150,000	228,919
Wales & West Utilities Finance PLC 6.75% 12/17/36 (e)	GBP	150,000	242,130

TOTAL UNITED KINGDOM			4,299,654

United States of America - 3.2%
Altria Group, Inc.:
2.85% 8/9/22		500,000	519,263
9.25% 8/6/19		134,000	166,497
American Express Co. 1.55% 5/22/18		550,000	551,310
American International Group, Inc. 5% 4/26/23	GBP	200,000	324,215
AutoZone, Inc. 3.125% 7/15/23		400,000	403,538
Bank of America Corp. 4.2% 8/26/24		950,000	966,508
Burlington Northern Santa Fe LLC:
3.4% 9/1/24		550,000	588,552
4.15% 4/1/45		150,000	158,148
Chevron Corp.:
2.427% 6/24/20		200,000	205,479
3.191% 6/24/23		300,000	314,149
Citigroup, Inc.:
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,345,469
4.5% 1/14/22		150,000	163,935
General Electric Co. 5.25% 12/6/17		550,000	587,503
Glencore Funding LLC 3.125% 4/29/19 (d)		250,000	238,750
H.J. Heinz Co. 5.2% 7/15/45 (d)		250,000	287,668
Illinois Tool Works, Inc. 3% 5/19/34	EUR	300,000	387,839
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	1,298,271
Medtronic, Inc.:
3.5% 3/15/25		700,000	750,404
4.375% 3/15/35		422,000	467,376
4.625% 3/15/45		450,000	514,085
Metropolitan Life Global Funding I 3% 1/10/23 (d)		350,000	352,609
Morgan Stanley 4.35% 9/8/26		950,000	981,077
NBCUniversal, Inc. 4.375% 4/1/21		500,000	559,326
Philip Morris International, Inc. 2.875% 5/30/24	EUR	150,000	197,394
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	112,633
Prologis LP:
3% 1/18/22	EUR	300,000	374,852
3% 6/2/26	EUR	250,000	313,835
3.375% 2/20/24	EUR	450,000	580,223
Qwest Corp. 6.75% 12/1/21		650,000	702,130
SABMiller Holdings, Inc.:
2.2% 8/1/18 (d)		450,000	456,742
2.45% 1/15/17 (d)		400,000	403,561
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	650,727
WEA Finance LLC/Westfield UK & Europe Finance PLC 2.7% 9/17/19 (d)		600,000	607,318
Wells Fargo & Co. 3.676% 6/15/16		450,000	451,583
William Wrigley Jr. Co. 2.9% 10/21/19 (d)		150,000	155,060

TOTAL UNITED STATES OF AMERICA			17,138,029

TOTAL NONCONVERTIBLE BONDS
(Cost $37,712,810)			37,490,939

Government Obligations - 28.0%
Canada - 0.6%
Canadian Government 1.5% 6/1/23	CAD	4,000,000	3,251,678
Denmark - 0.5%
Danish Kingdom Inflation-Linked Bond, 0.1% 11/15/23	DKK	15,618,300	2,516,930
Germany - 1.4%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	1,021,300	1,260,498
0.5% 2/15/26(Reg. S)	EUR	400,000	467,401
1.5% 2/15/23	EUR	450,000	571,690
1.75% 2/15/24	EUR	150,000	195,068
2% 8/15/23	EUR	400,000	527,081
2.5% 7/4/44	EUR	2,400,000	3,761,816
4.75% 7/4/34	EUR	250,000	480,210

TOTAL GERMANY			7,263,764

Ireland - 0.2%
Irish Republic 2% 2/18/45 (Reg.S)	EUR	800,000	925,933
Italy - 2.5%
Buoni del Tesoro Poliennali 4.5% 3/1/24	EUR	5,450,000	7,770,699
Italian Republic Inflation-Indexed Bond 2.6% 9/15/23	EUR	4,279,142	5,762,006

TOTAL ITALY			13,532,705

Japan - 9.2%
Japan Government:
0.1% 6/15/16	JPY	834,000,000	7,840,541
0.1% 4/15/17	JPY	50,000,000	471,353
0.4% 9/20/25	JPY	175,000,000	1,723,240
1.3% 6/20/20	JPY	1,081,800,000	10,804,579
1.3% 3/20/21	JPY	802,750,000	8,100,457
1.7% 9/20/32	JPY	1,164,450,000	13,689,182
2% 9/20/40	JPY	481,000,000	6,273,795

TOTAL JAPAN			48,903,147

Netherlands - 2.1%
Dutch Government:
0.25% 7/15/25	EUR	8,700,000	9,835,179
2.75% 1/15/47	EUR	1,000,000	1,609,956

TOTAL NETHERLANDS			11,445,135

Spain - 2.8%
Spanish Kingdom:
Inflation-Indexed Bond, 1.8% 11/30/24 (d)	EUR	600,000	747,737
2.15% 10/31/25(Reg. S) (d)	EUR	2,350,000	2,836,104
2.9% 10/31/46(Reg. S) (d)	EUR	850,000	985,830
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	8,167,172
5.5% 4/30/21	EUR	1,400,000	1,995,856

TOTAL SPAIN			14,732,699

United Kingdom - 0.9%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	1,964,351
4% 3/7/22	GBP	1,250,000	2,134,167
5% 3/7/25	GBP	450,000	848,170
6% 12/7/28	GBP	50,000	107,812

TOTAL UNITED KINGDOM			5,054,500

United States of America - 7.8%
U.S. Treasury Bills, yield at date of purchase 0.38% to 0.45% 1/5/17		18,800,000	18,747,920
U.S. Treasury Bonds:
2.75% 8/15/42		200,000	205,102
2.75% 11/15/42		300,000	307,008
3% 11/15/44		200,000	213,969
3% 5/15/45		350,000	374,186
3.625% 2/15/44		500,000	601,211
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/25		3,003,240	3,037,812
U.S. Treasury Notes:
1.625% 11/15/22		8,150,000	8,185,974
1.75% 5/15/23		2,850,000	2,878,389
2.25% 11/15/24		6,100,000	6,342,335
2.75% 11/15/23		575,000	620,461

TOTAL UNITED STATES OF AMERICA			41,514,367

TOTAL GOVERNMENT OBLIGATIONS
(Cost $145,850,235)			149,140,858

Asset-Backed Securities - 0.2%
Channel Link Enterprises Finance PLC 3.209% 6/30/50(e)
(Cost $1,240,454)		950,000	1,081,772

Commercial Mortgage Securities - 0.0%
United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.1144% 4/19/21(e)
(Cost $137,617)		89,065	126,300

Supranational Obligations - 0.2%
European Investment Bank 1.75% 3/15/17 (Cost $999,200)		1,000,000	1,008,265

Preferred Securities - 0.5%
Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (e)(f)	GBP	200,000	449,191
France - 0.1%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (e)		350,000	387,149
Japan - 0.0%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (e)(f)		275,000	316,276
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (e)	EUR	800,000	973,753
United Kingdom - 0.1%
Lloyds Banking Group PLC 7% (Reg. S) (e)(f)	GBP	500,000	712,468
TOTAL PREFERRED SECURITIES
(Cost $3,117,875)			2,838,837
		Shares	Value

Equity Central Funds - 2.1%
Fidelity Commodity Strategy Central Fund (a)(g)		880,300	5,625,117
Fidelity Emerging Markets Equity Central Fund (g)		31,100	5,722,089
TOTAL EQUITY CENTRAL FUNDS
(Cost $10,400,071)			11,347,206

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.38% (h)		8,409,746	8,409,746
Fidelity Securities Lending Cash Central Fund, 0.42% (h)(i)		2,470,071	2,470,071
TOTAL MONEY MARKET FUNDS
(Cost $10,879,817)			10,879,817
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $499,129,808)			535,685,399
NET OTHER ASSETS (LIABILITIES) - (0.4)%			(1,871,585)
NET ASSETS - 100%			$533,813,814

Currency Abbreviations

CAD – Canadian dollar

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,250,335 or 1.9% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,028
Fidelity Commodity Strategy Central Fund	0
Fidelity Emerging Markets Equity Central Fund	21,459
Fidelity Securities Lending Cash Central Fund	11,820
Total	$62,307

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$5,004,200	$--	$5,625,117	1.2%
Fidelity Emerging Markets Equity Central Fund	--	5,395,871	--	5,722,089	1.5%
Total	$--	$10,400,071	$--	$11,347,206

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$42,470,739	$35,716,326	$6,754,413	$--
Consumer Staples	27,279,454	26,041,405	1,238,049	--
Energy	16,278,212	16,278,212	--	--
Financials	54,420,868	46,674,906	7,745,962	--
Health Care	40,987,090	36,871,335	4,115,755	--
Industrials	44,428,315	40,738,692	3,689,623	--
Information Technology	60,042,358	55,224,083	4,818,275	--
Materials	10,213,235	7,886,772	2,326,463	--
Telecommunication Services	5,860,844	4,622,304	1,238,540	--
Utilities	1,271,634	907,220	364,414	--
Investment Companies	18,518,656	18,518,656	--	--
Corporate Bonds	37,490,939	--	37,490,939	--
Government Obligations	149,140,858	--	149,140,858	--
Asset-Backed Securities	1,081,772	--	1,081,772	--
Commercial Mortgage Securities	126,300	--	126,300	--
Supranational Obligations	1,008,265	--	1,008,265	--
Preferred Securities	2,838,837	--	2,838,837	--
Equity Central Funds	11,347,206	11,347,206	--	--
Money Market Funds	10,879,817	10,879,817	--	--
Total Investments in Securities:	$535,685,399	$311,706,934	$223,978,465	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$930,277
Level 2 to Level 1	$11,213,478

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets (Unaudited) is as follows. The information is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

U.S. Government and U.S. Government Agency Obligations	4.3%
AAA,AA,A	15.5%
BBB	9.5%
BB	0.3%
Not Rated	2.8%
Equities	62.3%
Short-Term Investments and Net Other Assets	5.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016
Assets
Investment in securities, at value (including securities loaned of $2,296,466) — See accompanying schedule: Unaffiliated issuers (cost $477,849,920)	$513,458,376
Fidelity Central Funds (cost $21,279,888)	22,227,023
Total Investments (cost $499,129,808)		$535,685,399
Cash		133,055
Foreign currency held at value (cost $13,406)		13,406
Receivable for investments sold		41,500,848
Receivable for fund shares sold		296,784
Dividends receivable		736,108
Interest receivable		1,291,081
Distributions receivable from Fidelity Central Funds		7,090
Prepaid expenses		534
Other receivables		14,804
Total assets		579,679,109
Liabilities
Payable for investments purchased	$41,179,345
Payable for fund shares redeemed	1,671,995
Accrued management fee	310,593
Distribution and service plan fees payable	40,015
Other affiliated payables	105,987
Other payables and accrued expenses	87,289
Collateral on securities loaned, at value	2,470,071
Total liabilities		45,865,295
Net Assets		$533,813,814
Net Assets consist of:
Paid in capital		$513,245,459
Distributions in excess of net investment income		(4,659,192)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,353,656)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,581,203
Net Assets		$533,813,814
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,459,413 ÷ 1,894,768 shares)		$22.41
Maximum offering price per share (100/94.25 of $22.41)		$23.78
Class T:
Net Asset Value and redemption price per share ($16,036,696 ÷ 721,015 shares)		$22.24
Maximum offering price per share (100/96.50 of $22.24)		$23.05
Class B:
Net Asset Value and offering price per share ($1,039,851 ÷ 46,965 shares)(a)		$22.14
Class C:
Net Asset Value and offering price per share ($28,358,114 ÷ 1,298,816 shares)(a)		$21.83
Global Balanced:
Net Asset Value, offering price and redemption price per share ($439,886,311 ÷ 19,410,084 shares)		$22.66
Class I:
Net Asset Value, offering price and redemption price per share ($6,033,429 ÷ 267,029 shares)		$22.59

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016
Investment Income
Dividends		$2,614,245
Interest		1,609,191
Income from Fidelity Central Funds		62,307
Income before foreign taxes withheld		4,285,743
Less foreign taxes withheld		(133,794)
Total income		4,151,949
Expenses
Management fee	$1,834,947
Transfer agent fees	504,351
Distribution and service plan fees	235,506
Accounting and security lending fees	134,756
Custodian fees and expenses	102,052
Independent trustees' compensation	1,179
Registration fees	72,464
Audit	64,261
Legal	2,496
Miscellaneous	1,700
Total expenses before reductions	2,953,712
Expense reductions	(17,938)	2,935,774
Net investment income (loss)		1,216,175
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,009,191)
Foreign currency transactions	59,697
Total net realized gain (loss)		(8,949,494)
Change in net unrealized appreciation (depreciation) on: Investment securities	19,384,537
Assets and liabilities in foreign currencies	18,014
Total change in net unrealized appreciation (depreciation)		19,402,551
Net gain (loss)		10,453,057
Net increase (decrease) in net assets resulting from operations		$11,669,232

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,216,175	$3,617,582
Net realized gain (loss)	(8,949,494)	6,654,630
Change in net unrealized appreciation (depreciation)	19,402,551	(17,997,479)
Net increase (decrease) in net assets resulting from operations	11,669,232	(7,725,267)
Distributions to shareholders from net investment income	–	(1,672,129)
Distributions to shareholders from net realized gain	(15,584,739)	(43,816,065)
Total distributions	(15,584,739)	(45,488,194)
Share transactions - net increase (decrease)	(14,974,828)	(52,070,060)
Redemption fees	1,702	9,666
Total increase (decrease) in net assets	(18,888,633)	(105,273,855)
Net Assets
Beginning of period	552,702,447	657,976,302
End of period (including distributions in excess of net investment income of $4,659,192 and distributions in excess of net investment income of $5,875,367, respectively)	$533,813,814	$552,702,447

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class A

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.58	$24.65	$26.18	$23.45	$22.05	$21.88
Income from Investment Operations
Net investment income (loss)A	.03	.09	.15	.13	.27	.22
Net realized and unrealized gain (loss)	.45	(.45)	.49	3.13	1.41	.22
Total from investment operations	.48	(.36)	.64	3.26	1.68	.44
Distributions from net investment income	–	(.01)	(.10)	(.24)	(.19)	(.17)
Distributions from net realized gain	(.65)	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(.65)	(1.71)	(2.17)	(.53)	(.28)	(.27)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$22.41	$22.58	$24.65	$26.18	$23.45	$22.05
Total ReturnD,E,F	2.25%	(1.48)%	2.69%	14.19%	7.74%	2.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.31%I	1.29%	1.28%	1.31%	1.33%	1.37%
Expenses net of fee waivers, if any	1.31%I	1.29%	1.28%	1.31%	1.33%	1.37%
Expenses net of all reductions	1.30%I	1.27%	1.27%	1.29%	1.32%	1.35%
Net investment income (loss)	.28%I	.41%	.58%	.55%	1.18%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$42,459	$42,165	$47,048	$38,972	$26,714	$20,831
Portfolio turnover rateJ	122%I	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class T

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.44	$24.52	$26.04	$23.32	$21.96	$21.81
Income from Investment Operations
Net investment income (loss)A	–B	.03	.08	.07	.21	.17
Net realized and unrealized gain (loss)	.45	(.46)	.49	3.12	1.41	.22
Total from investment operations	.45	(.43)	.57	3.19	1.62	.39
Distributions from net investment income	–	–	(.02)	(.18)	(.17)	(.13)
Distributions from net realized gain	(.65)	(1.65)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(.65)	(1.65)	(2.09)	(.47)	(.26)	(.24)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$22.24	$22.44	$24.52	$26.04	$23.32	$21.96
Total ReturnC,D,E	2.13%	(1.80)%	2.40%	13.94%	7.46%	1.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%H	1.56%	1.55%	1.57%	1.58%	1.59%
Expenses net of fee waivers, if any	1.59%H	1.56%	1.55%	1.57%	1.58%	1.59%
Expenses net of all reductions	1.59%H	1.55%	1.55%	1.55%	1.57%	1.58%
Net investment income (loss)	- %H,I	.14%	.31%	.28%	.94%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$16,037	$16,867	$17,662	$14,650	$13,654	$10,357
Portfolio turnover rateJ	122%H	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class B

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.40	$24.43	$25.94	$23.22	$21.80	$21.68
Income from Investment Operations
Net investment income (loss)A	(.06)	(.09)	(.05)	(.06)	.09	.04
Net realized and unrealized gain (loss)	.45	(.46)	.49	3.11	1.41	.23
Total from investment operations	.39	(.55)	.44	3.05	1.50	.27
Distributions from net investment income	–	–	–	(.04)	–	(.04)
Distributions from net realized gain	(.65)	(1.48)	(1.95)	(.29)	(.08)	(.11)
Total distributions	(.65)	(1.48)	(1.95)	(.33)	(.08)	(.15)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$22.14	$22.40	$24.43	$25.94	$23.22	$21.80
Total ReturnC,D,E	1.86%	(2.31)%	1.90%	13.30%	6.92%	1.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.11%H	2.07%	2.07%	2.10%	2.12%	2.15%
Expenses net of fee waivers, if any	2.11%H	2.07%	2.07%	2.10%	2.12%	2.15%
Expenses net of all reductions	2.10%H	2.06%	2.07%	2.08%	2.11%	2.13%
Net investment income (loss)	(.52)%H	(.37)%	(.21)%	(.24)%	.39%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$1,040	$1,352	$2,025	$2,325	$2,426	$2,392
Portfolio turnover rateI	122%H	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class C

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.10	$24.17	$25.76	$23.09	$21.73	$21.65
Income from Investment Operations
Net investment income (loss)A	(.06)	(.09)	(.05)	(.06)	.09	.05
Net realized and unrealized gain (loss)	.44	(.46)	.49	3.08	1.41	.22
Total from investment operations	.38	(.55)	.44	3.02	1.50	.27
Distributions from net investment income	–	–	–	(.06)	(.05)	(.08)
Distributions from net realized gain	(.65)	(1.52)	(2.03)	(.29)	(.09)	(.11)
Total distributions	(.65)	(1.52)	(2.03)	(.35)	(.14)	(.19)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.83	$22.10	$24.17	$25.76	$23.09	$21.73
Total ReturnC,D,E	1.84%	(2.33)%	1.89%	13.27%	6.94%	1.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.12%H	2.10%	2.08%	2.12%	2.13%	2.13%
Expenses net of fee waivers, if any	2.12%H	2.09%	2.08%	2.12%	2.13%	2.13%
Expenses net of all reductions	2.12%H	2.08%	2.07%	2.10%	2.12%	2.11%
Net investment income (loss)	(.54)%H	(.40)%	(.22)%	(.26)%	.39%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$28,358	$28,505	$29,809	$20,997	$13,797	$9,598
Portfolio turnover rateI	122%H	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.79	$24.87	$26.38	$23.62	$22.18	$21.99
Income from Investment Operations
Net investment income (loss)A	.06	.16	.22	.21	.33	.29
Net realized and unrealized gain (loss)	.46	(.47)	.50	3.14	1.44	.22
Total from investment operations	.52	(.31)	.72	3.35	1.77	.51
Distributions from net investment income	–	(.08)	(.16)	(.30)	(.24)	(.21)
Distributions from net realized gain	(.65)	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(.65)	(1.77)B	(2.23)	(.59)	(.33)	(.32)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$22.66	$22.79	$24.87	$26.38	$23.62	$22.18
Total ReturnD,E	2.41%	(1.24)%	3.00%	14.52%	8.11%	2.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.00%	.99%	1.02%	1.03%	1.05%
Expenses net of fee waivers, if any	1.02%H	1.00%	.99%	1.02%	1.03%	1.05%
Expenses net of all reductions	1.02%H	.99%	.99%	1.00%	1.02%	1.04%
Net investment income (loss)	.56%H	.70%	.87%	.84%	1.48%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$439,886	$457,766	$554,896	$540,412	$468,758	$520,753
Portfolio turnover rateI	122%H	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $1.697 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Balanced Fund Class I

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.72	$24.80	$26.33	$23.58	$22.16	$21.99
Income from Investment Operations
Net investment income (loss)A	.06	.16	.21	.20	.33	.28
Net realized and unrealized gain (loss)	.46	(.47)	.49	3.14	1.43	.21
Total from investment operations	.52	(.31)	.70	3.34	1.76	.49
Distributions from net investment income	–	(.07)	(.17)	(.30)	(.25)	(.21)
Distributions from net realized gain	(.65)	(1.70)	(2.07)	(.29)	(.09)	(.11)
Total distributions	(.65)	(1.77)	(2.23)B	(.59)	(.34)	(.32)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$22.59	$22.72	$24.80	$26.33	$23.58	$22.16
Total ReturnD,E	2.42%	(1.25)%	2.95%	14.50%	8.10%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	1.01%	1.02%	1.03%	1.04%	1.11%
Expenses net of fee waivers, if any	1.01%H	1.01%	1.02%	1.03%	1.04%	1.11%
Expenses net of all reductions	1.00%H	1.00%	1.02%	1.01%	1.03%	1.10%
Net investment income (loss)	.58%H	.68%	.84%	.83%	1.48%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$6,033	$6,048	$6,537	$3,183	$1,966	$1,149
Portfolio turnover rateI	122%H	140%	157%	181%	157%	197%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.23 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $2.065 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .06% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2016

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.06%
Fidelity Emerging Markets Equity Central Fund	FMR Co., Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	.10%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$50,174,508
Gross unrealized depreciation	(14,617,836)
Net unrealized appreciation (depreciation) on securities	$35,556,672
Tax cost	$500,128,727

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities and U.S. government securities, aggregated $295,742,650 and $316,182,022, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$51,343	$666
Class T	.25%	.25%	39,549	152
Class B	.75%	.25%	6,129	4,597
Class C	.75%	.25%	138,485	21,117
			$235,506	$26,532

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7,356
Class T	2,192
Class B(a)	54
Class C(a)	2,354
$11,956

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$44,930.22
Class T	19,696.25
Class B	1,643.27
Class C	38,945.28
Global Balanced	394,288.18
Class I	4,849.17
	$504,351

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,238 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $468 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,820. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,015 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,923.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$–	$21,068
Global Balanced	–	1,632,478
Class I	–	18,583
Total	$–	$1,672,129
From net realized gain
Class A	$1,198,713	$3,250,151
Class T	472,741	1,204,951
Class B	38,199	119,044
Class C	844,073	1,878,431
Global Balanced	12,857,308	36,937,336
Class I	173,705	426,152
Total	$15,584,739	$43,816,065

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	165,229	342,368	$3,564,662	$7,938,746
Reinvestment of distributions	52,986	138,033	1,141,851	3,123,694
Shares redeemed	(191,163)	(521,026)	(4,154,584)	(12,017,082)
Net increase (decrease)	27,052	(40,625)	$551,929	$(954,642)
Class T
Shares sold	36,686	115,195	$787,217	$2,671,230
Reinvestment of distributions	21,845	52,572	467,928	1,186,019
Shares redeemed	(89,056)	(136,517)	(1,917,630)	(3,134,575)
Net increase (decrease)	(30,525)	31,250	$(662,485)	$722,674
Class B
Shares sold	48	1,702	$1,015	$39,359
Reinvestment of distributions	1,741	5,016	37,184	113,421
Shares redeemed	(15,187)	(29,264)	(327,871)	(670,876)
Net increase (decrease)	(13,398)	(22,546)	$(289,672)	$(518,096)
Class C
Shares sold	135,192	290,996	$2,873,574	$6,638,000
Reinvestment of distributions	37,381	76,970	787,624	1,717,971
Shares redeemed	(163,518)	(311,709)	(3,434,936)	(7,093,083)
Net increase (decrease)	9,055	56,257	$226,262	$1,262,888
Global Balanced
Shares sold	1,032,950	2,245,199	$22,576,496	$52,274,696
Reinvestment of distributions	560,214	1,612,167	12,195,855	36,741,286
Shares redeemed	(2,267,676)	(6,083,367)	(49,597,708)	(141,655,708)
Net increase (decrease)	(674,512)	(2,226,001)	$(14,825,357)	$(52,639,726)
Class I
Shares sold	21,728	195,822	$481,799	$4,546,299
Reinvestment of distributions	6,856	15,294	148,834	347,634
Shares redeemed	(27,719)	(208,476)	(606,138)	(4,837,091)
Net increase (decrease)	865	2,640	$24,495	$56,842

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at April 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Global Balanced Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
June 16, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.31%
Actual		$1,000.00	$1,022.50	$6.59
Hypothetical-C		$1,000.00	$1,018.35	$6.57
Class T	1.59%
Actual		$1,000.00	$1,021.30	$7.99
Hypothetical-C		$1,000.00	$1,016.96	$7.97
Class B	2.11%
Actual		$1,000.00	$1,018.60	$10.59
Hypothetical-C		$1,000.00	$1,014.37	$10.57
Class C	2.12%
Actual		$1,000.00	$1,018.40	$10.64
Hypothetical-C		$1,000.00	$1,014.32	$10.62
Global Balanced	1.02%
Actual		$1,000.00	$1,024.10	$5.13
Hypothetical-C		$1,000.00	$1,019.79	$5.12
Class I	1.01%
Actual		$1,000.00	$1,024.20	$5.08
Hypothetical-C		$1,000.00	$1,019.84	$5.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from .06% to .10%.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	14,943,915,330.95	96.336
Withheld	568,375,299.84	3.664
TOTAL	15,512,290,630.79	100.000
John Engler
Affirmative	14,882,992,640.02	95.944
Withheld	629,297,990.77	4.056
TOTAL	15,512,290,630.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,876,209,021.25	95.900
Withheld	636,081,609.54	4.100
TOTAL	15,512,290,630.79	100.000
Robert F. Gartland
Affirmative	14,911,998,079.07	96.131
Withheld	600,292,551.72	3.869
TOTAL	15,512,290,630.79	100.000
Abigail P. Johnson
Affirmative	14,938,566,748.36	96.302
Withheld	573,723,882.43	3.698
TOTAL	15,512,290,630.79	100.000
Arthur E. Johnson
Affirmative	14,924,734,316.31	96.213
Withheld	587,556,314.48	3.787
TOTAL	15,512,290,630.79	100.000
Michael E. Kenneally
Affirmative	14,957,076,322.58	96.421
Withheld	555,214,308.21	3.579
TOTAL	15,512,290,630.79	100.000
James H. Keyes
Affirmative	14,883,069,701.12	95.944
Withheld	629,220,929.67	4.056
TOTAL	15,512,290,630.79	100.000
Marie L. Knowles
Affirmative	14,926,474,549.99	96.224
Withheld	585,816,080.80	3.776
TOTAL	15,512,290,630.79	100.000
Geoffrey A. von Kuhn
Affirmative	14,911,889,870.77	96.130
Withheld	600,400,760.02	3.870
TOTAL	15,512,290,630.79	100.000
Proposal 1 reflects trust wide proposal and voting results.

AGBL-SANN-0616
1.883468.107

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 23, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 23, 2016